                                                 PROSPECTUS -  NOVEMBER 30, 2000

Morgan Stanley Dean Witter
                                                                   FUND OF FUNDS
                                  DOMESTIC PORTFOLIO AND INTERNATIONAL PORTFOLIO

[COVER PHOTO]

   A MUTUAL FUND THAT CONSISTS OF TWO SEPARATE PORTFOLIOS THE DOMESTIC PORTFOLIO
     SEEKS TO MAXIMIZE TOTAL INVESTMENT RETURN THE INTERNATIONAL PORTFOLIO SEEKS
                                                  LONG-TERM CAPITAL APPRECIATION

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this PROSPECTUS. Any representation to the contrary is a criminal offense.

CONTENTS

The Fund                                      Overview.....................                   1
                                              The Domestic Portfolio.......                   1
                                                Investment Objective.......                   1
                                                Principal Investment
                                                Strategies.................                   1
                                                Principal Risks............                  14
                                                Past Performance...........                  18
                                                Fees and Expenses..........                  19
                                                Additional Risk
                                                Information................                  21
                                              The International
                                              Portfolio....................                  22
                                                Investment Objective.......                  22
                                                Principal Investment
                                                Strategies.................                  22
                                                Principal Risks............                  25
                                                Past Performance...........                  29
                                                Fees and Expenses..........                  30
                                                Additional Risk
                                                Information................                  31
                                              Fund Management..............                  33

Shareholder Information                       Pricing Portfolio Shares.....                  35
                                              How to Buy Shares............                  35
                                              How to Exchange Shares.......                  36
                                              How to Sell Shares...........                  38
                                              Distributions................                  40
                                              Tax Consequences.............                  40
                                              Share Class Arrangements.....                  41

Financial Highlights                          .............................                  48

Our Family of Funds                           .............................   Inside Back Cover

                                              THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION
                                              ABOUT THE FUND. PLEASE READ IT CAREFULLY AND KEEP
                                              IT FOR FUTURE REFERENCE.

[Sidebar]
TOTAL RETURN
An investment objective having the goal of selecting securities with the potential to rise in price and pay out income.
[End Sidebar]

OVERVIEW

                   Morgan Stanley Dean Witter Fund of Funds (the "Fund") is an open-end, non-diversified mutual fund that consists of two separate portfolios (each, a "Portfolio") --

                       Domestic Portfolio
                       International Portfolio

                   Each Portfolio invests primarily in shares of other Morgan Stanley Dean Witter Funds (the "Underlying Funds"). Beginning on this page is a summary of each Portfolio.

THE DOMESTIC PORTFOLIO

[ICON]             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                   The Domestic Portfolio seeks to maximize total investment return.

[ICON]             PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

                   The Domestic Portfolio normally invests at least 65% of its assets in shares of the Underlying Funds described below. These Underlying Funds are intended to give the Portfolio broad exposure to the U.S. equity and fixed-income markets. At any time the Portfolio's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., may add or substitute Underlying Funds in which the Portfolio may invest. In deciding how to allocate the Portfolio's assets among the selected Underlying Funds, the Investment Manager considers its outlook for the U.S. economy and financial markets, and the relative market valuations of the Underlying Funds. The Portfolio normally expects to invest between 50%-100% of its net assets in Underlying Funds which invest primarily in equity securities and between 0%-50% of its net assets in Underlying Funds which invest primarily in fixed-income securities. There are no minimum or maximum percentages in which the Portfolio must invest in any Underlying Fund.

                   THE UNDERLYING MORGAN STANLEY DEAN WITTER FUNDS

                   The following is a brief summary of the investment objectives and principal investment strategies of the Underlying Funds that the Investment Manager presently considers for investment. The Portfolio's Investment Manager also serves as the Investment Manager to each of the Underlying Funds. For a complete description of an Underlying Fund, please see its prospectus, which is available free of charge by calling
                   (877) 937-MSDW (toll-free).

                                                                               1
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                   AGGRESSIVE EQUITY FUND
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 Capital growth.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 65% of its assets in
                                                              common stocks and other equity securities (which
                                                              may include convertible securities) of U.S. or
                                                              foreign companies that offer the potential for
                                                              superior earnings growth in the opinion of the
                                                              fund's Investment Manager. The Investment Manager
                                                              utilizes a process, known as sector rotation,
                                                              that emphasizes industry selection over
                                                              individual company selection. In addition, the
                                                              fund may invest in foreign securities,
                                                              fixed-income securities, and options and futures.

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                   AMERICAN OPPORTUNITIES FUND
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 Long-term capital growth consistent with an
                                                              effort to reduce volatility.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 65% of its assets in a
                                                              diversified portfolio of common stocks. The
                                                              fund's Investment Manager invests in companies
                                                              that it believes have earnings growth potential.
                                                              The Investment Manager utilizes a process, known
                                                              as sector rotation, that emphasizes industry
                                                              selection over individual company selection. In
                                                              addition, the fund may invest in convertible debt
                                                              and preferred securities, fixed-income securities
                                                              such as U.S. government securities and investment
                                                              grade corporate debt securities, and foreign
                                                              securities.

                   -------------------------------------------------------------
                   CAPITAL GROWTH SECURITIES
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 Long-term capital growth.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 65% of its assets in
                                                              common stocks. The fund's Investment Manager
                                                              currently utilizes a two-stage computerized
                                                              screening process designed to find companies that
                                                              have demonstrated a history of consistent growth
                                                              in earnings and revenues over the past several
                                                              years, and that have solid future earnings growth
                                                              characteristics and attractive valuations. In
                                                              addition, the fund may invest in U.S. government
                                                              securities, investment grade fixed-income
                                                              securities, preferred securities, convertible
                                                              securities, real estate investment trusts known
                                                              as "REITs" and foreign securities.

 2
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                   COMPETITIVE EDGE FUND -- "BEST IDEAS" PORTFOLIO
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 Long-term capital growth.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 80% of its in common
                                                              stock including depository receipts of companies
                                                              included in the "Best Ideas" subgroup of "Global
                                                              Investing: The Competitive Edge List," a research
                                                              compilation assembled by Morgan Stanley Dean
                                                              Witter Equity Research -- or such supplemental
                                                              companies as selected by the fund's Investment
                                                              Manager. This subgroup consists of approximately
                                                              40 companies (including foreign companies) that
                                                              Equity Research believes have a long-term
                                                              sustainable competitive advantage in the global
                                                              arena. In addition, the fund may at times
                                                              purchase securities that are not included on the
                                                              Competitive Edge "Best Ideas" List.

                   -------------------------------------------------------------
                   CONVERTIBLE SECURITIES TRUST
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 High total return through a combination of
                                                              current income and capital appreciation.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 65% of its assets in
                                                              convertible securities. The fund's convertible
                                                              securities may include lower rated fixed-income
                                                              securities commonly known as "junk bonds," and
                                                              "enhanced" and "synthetic" convertible
                                                              securities. In selecting fund investments, the
                                                              fund's Investment Manager considers market,
                                                              economic and political conditions. In addition,
                                                              the fund may invest in common stocks directly,
                                                              non-convertible fixed-income securities and
                                                              foreign securities.

                   -------------------------------------------------------------
                   DEVELOPING GROWTH SECURITIES TRUST
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 Long-term capital growth.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 65% of its assets in
                                                              common stocks and other equity securities of
                                                              companies that the fund's Investment Manager
                                                              believes have the potential to grow much more
                                                              rapidly than the economy. The fund will invest
                                                              primarily in smaller and medium-sized companies.
                                                              In addition, the fund may invest in fixed-income
                                                              securities issued or guaranteed by the United
                                                              States government, its agencies or
                                                              instrumentalities, investment grade debt
                                                              securities, and foreign securities.

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                   -------------------------------------------------------------
                   DIVIDEND GROWTH SECURITIES INC.
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 Reasonable current income and long-term growth of
                                                              income and capital.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 70% of its assets in
                                                              common stocks of companies with a record of
                                                              paying dividends and the potential for increasing
                                                              dividends. The fund's Investment Manager
                                                              initially employs a quantitative screening
                                                              process in an attempt to identify a number of
                                                              common stocks which are undervalued and which
                                                              have a record of paying dividends. The Investment
                                                              Manager then applies a qualitative analysis to
                                                              determine which stocks it believes have the
                                                              potential to increase dividends. In addition, the
                                                              fund may invest in fixed-income, convertible and
                                                              foreign securities.

                   -------------------------------------------------------------
                   EQUITY FUND
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 Total return.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 65% of its assets in
                                                              common stock and other equity securities,
                                                              including depository receipts. The fund's "Sub-
                                                              Advisor," Miller Anderson & Sherrerd, LLP,
                                                              invests the fund's assets by pursuing an
                                                              investing strategy that combines both value and
                                                              growth styles. The Sub-Advisor's investment
                                                              process is designed to identify growing companies
                                                              whose stock in the Sub-Advisor's opinion is
                                                              attractively valued and has low but rising
                                                              expectations, and to diversify holdings across
                                                              market sectors. Individual securities are
                                                              selected based on, among other things,
                                                              quantitative screens and fundamental research by
                                                              in-house industry analysts. In addition, the fund
                                                              may invest up to 25% of its assets in foreign
                                                              securities.

                   -------------------------------------------------------------
                   FINANCIAL SERVICES TRUST
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 Long-term capital appreciation.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 65% of its assets in a
                                                              diversified portfolio of common stocks and other
                                                              equity securities of companies engaged in
                                                              financial services and related industries. The
                                                              fund's Investment Manager seeks to identify
                                                              companies which it believes show good
                                                              appreciation prospects and value. In addition,
                                                              the fund may invest in common stock and other
                                                              equity securities of companies not in the
                                                              financial services or related industries,
                                                              fixed-income, convertible, U.S. government and
                                                              foreign securities.

                   -------------------------------------------------------------
                   GROWTH FUND
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 Long-term growth of capital.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 65% of its assets in
                                                              common stocks and convertible securities
                                                              primarily of companies having stock market values
                                                              or capitalizations of at least $1 billion. The
                                                              fund's "Sub-Advisor," Morgan Stanley Dean Witter
                                                              Investment Management Inc., invests the fund's
                                                              assets by pursuing an "equity growth" philosophy.
                                                              That strategy involves a process that seeks to
                                                              identify companies that exhibit strong or
                                                              accelerating earnings growth. In addition, the
                                                              fund may invest in foreign securities.

                   -------------------------------------------------------------
                   HEALTH SCIENCES TRUST
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 Capital appreciation.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 65% of its assets in
                                                              common stocks of health sciences companies that
                                                              are located throughout the world. In deciding
                                                              which securities to buy, hold or sell, the fund's
                                                              Investment Manager invests in companies based on
                                                              its view of business, economic and political
                                                              conditions. In addition, the fund may invest in
                                                              common stocks of non-health sciences companies,
                                                              preferred stock and investment grade fixed-income
                                                              securities.

                   -------------------------------------------------------------
                   HIGH YIELD SECURITIES INC.
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVES                High current income and, secondarily, capital
                                                              appreciation.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 65% of its assets in
                                                              fixed-income securities (including zero coupon
                                                              securities) rated lower than investment grade,
                                                              commonly known as "junk bonds," or in non-rated
                                                              securities considered by the fund's Investment
                                                              Manager to be appropriate investments for the
                                                              fund. In deciding which securities to buy, hold
                                                              or sell, the Investment Manager considers an
                                                              issuer's creditworthiness, economic developments,
                                                              interest rate trends and other factors it deems
                                                              relevant. In addition, the fund may invest in
                                                              securities rated investment grade or higher (or,
                                                              if not rated, determined to be of comparable
                                                              quality) when the Investment Manager believes
                                                              that such securities may produce attractive
                                                              yields.

                   -------------------------------------------------------------
                   INCOME BUILDER FUND
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVES                Reasonable income and, secondarily, growth of
                                                              capital.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 65% of its assets in
                                                              income-producing equity securities, including
                                                              common stock, preferred stock and convertible
                                                              securities. The fund's Investment Manager uses a
                                                              value-oriented style in the selection of
                                                              securities. In addition, the fund may invest in
                                                              fixed-income securities (which may include U.S.
                                                              government securities, junk bonds and zero coupon
                                                              securities), REITs and foreign securities.

                   -------------------------------------------------------------
                   INFORMATION FUND
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 Long-term capital appreciation.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 65% of its assets in
                                                              common stocks and investment grade convertible
                                                              securities of companies engaged in the
                                                              communications and information industry that are
                                                              located throughout the world. In addition, the
                                                              fund may invest in investment grade fixed-income
                                                              securities.

                   -------------------------------------------------------------
                   INTERMEDIATE INCOME SECURITIES
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 High current income consistent with safety of
                                                              principal.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 65% of its assets in
                                                              intermediate term, investment grade fixed-income
                                                              securities, including mortgage-backed and zero
                                                              coupon securities. These securities may include
                                                              corporate debt securities, preferred stocks, U.S.
                                                              government securities, and U.S.
                                                              dollar-denominated securities issued by foreign
                                                              governments or corporations. In deciding which
                                                              securities to buy, hold or sell, the fund's
                                                              Investment Manager considers domestic and
                                                              international economic developments, interest
                                                              rate trends and other factors. The fund will
                                                              normally maintain an average weighted maturity of
                                                              between three to seven years. In addition, the
                                                              fund may invest in fixed-income securities rated
                                                              lower than investment grade.

                   -------------------------------------------------------------
                   MARKET LEADER TRUST
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 Long-term growth of capital.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 65% of its assets in
                                                              common stocks and other equity securities (which
                                                              may include foreign or convertible securities) of
                                                              companies that the fund's Investment Manager
                                                              believes are established market leaders in
                                                              growing industries. The Investment Manager
                                                              considers companies to be "market leaders" if
                                                              they are nationally-known and have established a
                                                              strong reputation for quality management,
                                                              products and services in the United States and/or
                                                              globally. In addition, the fund may invest in
                                                              equity securities of other companies, corporate
                                                              debt and U.S. government securities.

                   -------------------------------------------------------------
                   MID-CAP EQUITY TRUST
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 Long-term capital appreciation.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 65% of its assets in
                                                              common stocks and convertible securities of
                                                              medium-sized companies with market
                                                              capitalizations within the capitalization range
                                                              of companies comprising the Standard & Poor's
                                                              Mid-Cap 400 Index. The fund's "Sub-Advisor,"
                                                              TCW Investment Management Company, invests the
                                                              fund's assets in companies that it believes
                                                              exhibit superior earnings growth prospects and
                                                              attractive stock market valuations. In addition,
                                                              the fund may invest in equity securities of small
                                                              capitalization and large capitalization
                                                              companies, foreign securities and fixed-income
                                                              securities.

                   -------------------------------------------------------------
                   NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 Capital growth.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 65% of its assets in
                                                              common stocks of domestic and foreign companies
                                                              engaged in natural resource and related
                                                              businesses. In addition, the fund may invest in
                                                              common stocks of companies not in the natural
                                                              resource areas, investment grade corporate debt
                                                              securities and U.S. government securities.

                   -------------------------------------------------------------
                   NEXT GENERATION TRUST
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 Long-term growth of capital.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 65% of its assets in
                                                              common stocks of companies of any asset size
                                                              which manufacture products or provide services,
                                                              or which develop or assist in the development of
                                                              products and services, which, in the opinion of
                                                              the Investment Manager, may be used by, or appeal
                                                              to, children, teenagers and/or young adults. In
                                                              addition, up to 35% of the fund's net assets may
                                                              be invested in foreign securities.

                   -------------------------------------------------------------
                   REAL ESTATE FUND
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 High current income and long-term capital
                                                              appreciation.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 65% of its assets in
                                                              income producing common stocks and other equity
                                                              securities (which may include convertible
                                                              securities) of companies that are principally
                                                              engaged in the U.S. real estate industry. In
                                                              addition, the fund may invest up to 25% of its
                                                              assets in foreign securities.

                   -------------------------------------------------------------
                   S&P 500 INDEX FUND
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 To provide investment results that, before
                                                              expenses, correspond to the total return of the
                                                              Standard & Poor's-Registered Trademark- 500
                                                              Composite Stock Price Index.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 80% of its assets in
                                                              common stocks of companies included in the
                                                              S&P 500 Index. The Investment Manager "passively"
                                                              manages the fund's assets by investing in common
                                                              stocks in approximately the same proportion as
                                                              they are represented in the Index. In addition,
                                                              the fund may invest in stock index futures on the
                                                              S&P 500 Index and Standard & Poor's Depository
                                                              Receipts.

                   -------------------------------------------------------------
                   SHORT-TERM BOND FUND
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 High current income consistent with the
                                                              preservation of capital.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 65% of its assets in
                                                              bonds issued or guaranteed as to principal and
                                                              interest by the U.S. government, its agencies or
                                                              instrumentalities (which may include mortgage-
                                                              backed and zero coupon securities), and
                                                              investment grade corporate and other types of
                                                              bonds. In selecting fund investments, the
                                                              Investment Manager considers both domestic and
                                                              international economic developments, interest
                                                              rate trends and other factors and seeks to
                                                              maintain an overall weighted average maturity for
                                                              the fund of three years or less. In addition, the
                                                              fund may invest in foreign, asset-backed and
                                                              restricted securities, and junk bonds.

                   -------------------------------------------------------------
                   S&P 500 SELECT FUND
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 Total return (before expenses) that exceeds the
                                                              total return of the Standard &
                                                              Poor's-Registered Trademark- 500 Composite Stock
                                                              Price Index.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 80% of its assets in
                                                              common stocks of selected companies included in
                                                              the Standard & Poor's-Registered Trademark- 500
                                                              Composite Stock Price Index. In addition to
                                                              common stocks, the fund may invest in stock index
                                                              futures on the S&P 500 and Standard & Poor's
                                                              Depository Receipts ("SPDRs").

                   -------------------------------------------------------------
                   SMALL CAP GROWTH FUND
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 Capital appreciation.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 65% of its assets in a
                                                              diversified portfolio of common stocks (including
                                                              depository receipts) and securities convertible
                                                              into common stocks of small companies with market
                                                              capitalizations, at the time of purchase, within
                                                              the capitalization range of securities comprising
                                                              the Standard & Poor's Small Cap 600 Index
                                                              (currently approximately $37 million to
                                                              $6 billion as of April 19, 2000). The fund's
                                                              "Sub-Advisor," TCW Investment Management Company,
                                                              invests in companies that it believes exhibit
                                                              superior earnings growth potential and attractive
                                                              stock market valuations. In addition, the fund
                                                              also may invest up to 35% of its net assets in
                                                              equity securities of medium-sized or large
                                                              companies, and up to 25% of its net assets in
                                                              foreign equity securities. The fund also may
                                                              invest in options and futures.

                   -------------------------------------------------------------
                   SPECIAL VALUE FUND
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 Long-term capital appreciation.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 65% of its assets in
                                                              common stocks of small capitalization companies
                                                              (generally between $100 million and
                                                              $1.5 billion) that the fund's Investment Manager
                                                              believes are undervalued relative to the
                                                              marketplace or similar companies. In addition,
                                                              the fund may invest in common stocks of companies
                                                              which have medium or large market
                                                              capitalizations, convertible and non-convertible
                                                              fixed-income securities, and foreign securities
                                                              (including depository receipts).

                   -------------------------------------------------------------
                   TOTAL MARKET INDEX FUND
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 Investment results that, before expenses,
                                                              correspond to the total return of the U.S. stock
                                                              market as measured by the Wilshire 5000 Total
                                                              Market Index.
                         PRINCIPAL INVESTMENT STRATEGY        The fund will normally invest at least 80% of its
                                                              assets in stocks included in the Wilshire 5000
                                                              Total Market Index. Statistical sampling is used
                                                              in an attempt to recreate the Index in terms of
                                                              industry, size, dividend yield and other
                                                              characteristics. In addition, the fund may invest
                                                              in options and futures contracts and may make
                                                              temporary investments in money market instruments
                                                              to manage cash flows into and out of the fund.

                   -------------------------------------------------------------
                   TOTAL RETURN TRUST
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 High total return from capital growth and income.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 65% of its assets in
                                                              common stocks and convertible securities of
                                                              domestic and foreign companies. In selecting
                                                              investments to buy, hold or sell, the fund's
                                                              "Sub-Advisor," TCW Investment Management Company,
                                                              typically uses a "top-down" investment process
                                                              that considers the overall economic outlook, the
                                                              development of industry/sector preferences, and,
                                                              lastly, specific stock selections. Generally, at
                                                              least 85% of the fund's assets will be invested
                                                              in companies that have a market capitalization of
                                                              at least $1 billion, and the Sub-Advisor
                                                              anticipates that such companies may pay dividend
                                                              or interest income. Up to 5% of the fund's
                                                              convertible securities investments may be rated
                                                              below investment grade. In addition, the fund's
                                                              investments may include fixed-income securities.

                   -------------------------------------------------------------
                   21st CENTURY TREND FUND
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 Long-term capital appreciation.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 65% of its assets in
                                                              common stocks of companies of any asset size
                                                              that, in the opinion of the Investment Manager,
                                                              are expected to benefit from the development of a
                                                              modern worldwide economy which will be driven by
                                                              changing economic, demographic and social trends
                                                              in the new millennium. The fund's investments
                                                              will include companies in a broad range of
                                                              enterprises which are expected to experience
                                                              growth that may be generated by contemporary
                                                              spending habits, the information age explosion,
                                                              technological advances and a sizeable aging
                                                              population. In seeking to identify companies
                                                              which may be potential beneficiaries of such
                                                              trends, the Investment Manager will examine
                                                              various worldwide changing social attitudes,
                                                              legislative actions, demographics and economic
                                                              factors to determine underlying movements that
                                                              shape the marketplace. The Investment Manager
                                                              will utilize fundamental research to focus on
                                                              industries and companies that, as a result of
                                                              these trends, are believed to demonstrate
                                                              potential for above-average long-term growth in
                                                              revenue and earnings.
                                                              In addition, up to 35% of the fund's net assets
                                                              may be invested in foreign securities, including
                                                              emerging market securities.

                   -------------------------------------------------------------
                   U.S. GOVERNMENT SECURITIES TRUST
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 High current income consistent with safety of
                                                              principal.
                         PRINCIPAL INVESTMENT STRATEGY        Invests all of its assets in U.S. government
                                                              securities (which may include mortgage-backed or
                                                              zero coupon securities). In making investment
                                                              decisions, the fund's Investment Manager
                                                              considers economic developments, interest rate
                                                              trends and other factors. The fund is not limited
                                                              as to the maturities of the U.S. government
                                                              securities in which it may invest.

                   -------------------------------------------------------------
                   UTILITIES FUND
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 Capital appreciation and current income.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 65% of its assets in
                                                              common stock, other equity and investment grade
                                                              fixed-income securities of companies that are
                                                              engaged in the utilities industry. The fund's
                                                              Investment Manager will shift the fund's assets
                                                              between different types of utilities and between
                                                              equity and fixed-income securities, based on
                                                              prevailing market, economic and financial
                                                              conditions. In addition, the fund may invest in
                                                              foreign securities.

                   -------------------------------------------------------------
                   VALUE FUND
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 Total return.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 65% of its assets in
                                                              common stock and other equity securities that the
                                                              fund's "Sub-Advisor," Miller Anderson &
                                                              Sherrerd, LLP, believes are undervalued based
                                                              primarily on price/earnings ratios, as well as
                                                              price/ book ratios and various other value
                                                              measures. In addition, the fund may invest in
                                                              foreign, convertible and fixed-income securities.

                   -------------------------------------------------------------
                   VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 High total return through capital appreciation
                                                              and current income.
                         PRINCIPAL INVESTMENT STRATEGY        Invests in a diversified portfolio of common
                                                              stocks represented in the Standard &
                                                              Poor's-Registered Trademark- 500 Composite Stock
                                                              Price Index. The fund generally invests in each
                                                              stock included in the S&P 500 in equal
                                                              proportion. In addition, the fund may purchase
                                                              and sell stock index futures to simulate
                                                              investment in the S&P 500.

                    In addition to the principal investment strategies of the Underlying Funds described above, the Portfolio may use the following investment strategies:

                    DEFENSIVE INVESTING. The Portfolio may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Portfolio may invest any amount of its assets in cash or money market instruments in a defensive posture when the Investment Manager believes it is advisable to do so. Although taking a defensive posture is designed to protect the Portfolio from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Portfolio takes a defensive position, it may not achieve its investment objective.

                    PORTFOLIO TURNOVER. The Portfolio may engage in active and frequent trading of Underlying Funds to achieve its principal investment strategies. The portfolio turnover rate is not expected to exceed 300% annually under normal circumstances. A high turnover rate, such as 300%, may increase the Portfolio's capital gains, which are passed along to shareholders of the Portfolio as distributions. This, in turn, may increase your tax liability as a shareholder of the Portfolio. See the sections on "Distributions" and "Tax Consequences." A high turnover rate would not result in the Portfolio incurring higher sales charges/brokerage commissions because the Portfolio would be trading Class D shares of the Underlying Funds which are sold without any sales charges.

                    The percentage limitations relating to the composition of the Portfolio apply at the time the Portfolio acquires an investment. Subsequent percentage changes that result from market fluctuations will not require the Portfolio to sell any security. The Portfolio may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

[ICON]             PRINCIPAL RISKS
--------------------------------------------------------------------------------
                   There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price will fluctuate with changes in the market value of the Portfolio's investments in Underlying Funds. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. In addition, the performance of the Portfolio may be adversely affected because in allocating Portfolio assets among the Underlying Funds the Investment Manager may consider the impact of the allocation decision on the Underlying Funds.

                   Set forth below are the principal risks associated with investing in the Underlying Funds described above. For more information about the risks of investing in the Underlying Funds, please see their prospectuses, which are available free of charge by calling (877) 937-MSDW (toll-free).

                   COMMON STOCKS. A principal risk of investing in certain Underlying Funds is associated with common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

                   SMALL AND MEDIUM COMPANIES. Certain Underlying Funds may invest in stocks of small and medium-sized companies which include emerging growth companies. Investing in securities of these companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies may have limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or a few key people. Additionally, the stocks of these companies may be more volatile and less liquid than the stocks of more established companies and may be subject to more abrupt and erratic price movements. These stocks may also have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

                   FOREIGN SECURITIES. Certain Underlying Funds invest in foreign securities which involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Underlying Fund shares is quoted in U.S. dollars, Underlying Funds generally convert U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

                   Foreign securities (including depository receipts) also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Underlying Fund assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or enforce a judgement against the issuers of the securities.

                   Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may occasion delays in settlements of an Underlying Fund's trades effected in those markets. Delays in purchasing securities may result in the Underlying Fund losing investment opportunities. The inability to dispose of foreign securities due to settlement delays could result in losses to the Underlying Fund due to subsequent declines in the value of the securities.

                   FIXED-INCOME SECURITIES. Certain Underlying Funds invest in fixed-income securities (which may include zero coupon securities). All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

                   Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Accordingly, a rise in the general level of interest rates may cause the price of the Fund's fixed-income securities to fall substantially. The Fund's fixed-income investments may include zero coupon securities, which are purchased at a discount and either (i) pay no interest, or (ii) accrue interest, but make no payments until maturity. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) As merely illustrative of the relationship between fixed-income securities and interest rates, the following table shows how interest rates affect bond prices.

                            HOW INTEREST RATES AFFECT BOND PRICES
                                                                                PRICE PER $1,000 OF A BOND IF INTEREST RATES:
                                                                            -----------------------------------------------------
                                                                                   INCREASE                      DECREASE
                            -----------------------------------------------------------------------------------------------------
                                                                            -----------------------       -----------------------
                            BOND MATURITY                     COUPON           1%             2%             1%             2%
                            -----------------------------------------------------------------------------------------------------
                             1 year                              N/A         $1,000         $1,000         $1,000         $1,000
                            -----------------------------------------------------------------------------------------------------
                             5 years                           5.875%        $  951         $  920         $1,018         $1,054
                            -----------------------------------------------------------------------------------------------------
                             10 years                           6.00%        $  910         $  853         $1,038         $1,110
                            -----------------------------------------------------------------------------------------------------
                             30 years                          6.125%        $  841         $  748         $1,093         $1,264
                            -----------------------------------------------------------------------------------------------------

                   Coupons reflect yields on Treasury securities as of December 31, 1999. The table is an illustration and does not represent expected yields or share price changes of any Morgan Stanley Dean Witter mutual fund.

                   CONVERTIBLE SECURITIES. Certain Underlying Funds may invest in convertible securities, which are securities that generally pay dividends or interest and may be converted into common stock. These securities may carry risks associated with both fixed-income securities and common stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

                   With respect to certain Underlying Funds, there are no minimum rating or quality requirements as to their convertible securities investments and, thus, all or some of such securities may be rated below investment grade. These "junk bonds" have speculative risk characteristics which are described below.

                   There are also special risks associated with Convertible Securities Trust's investments in "enhanced" and "synthetic" convertible securities. These securities may be more volatile and less liquid than traditional convertible securities.

                   JUNK BONDS. Certain Underlying Funds may invest in junk bonds, i.e., fixed-income securities rated lower than investment grade or, if not rated, determined to be of comparable quality. Junk bonds are subject to greater risk of loss of income and principal than higher rated securities. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, an Underlying Fund may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The illiquidity of the market may also adversely affect the ability of an Underlying Fund's directors/trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Underlying Fund to sell certain securities. In addition, periods of economic uncertainty and change probably would result in an increased volatility of market prices of high yield securities and a corresponding volatility in an Underlying Fund's net asset value.
 16

                   MORTGAGE-BACKED SECURITIES. Certain Underlying Funds may invest in mortgage-backed securities, which have different risk characteristics than traditional debt securities. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Underlying Fund to invest the proceeds at generally lower interest rates.

                   Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment, faster or slower than expected by the Investment Manager and/or Sub-Advisor, could reduce an Underlying Fund's yield, increase the volatility of the Underlying Fund and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities.

                   CONCENTRATION POLICY. Unlike most industry diversified mutual funds, certain Underlying Funds are subject to risks associated with concentrating their assets in a particular industry. These Underlying Funds' portfolios may decline in value due to developments specific to the industry in which the Underlying Funds concentrate their assets. As a result, these Underlying Funds may be more volatile than mutual funds that do not similarly concentrate their investments.

                   OTHER RISKS. The performance of each Underlying Fund also will depend on whether the Investment Manager and/or Sub-Advisor is successful in pursuing the Underlying Fund's investment strategy. The Underlying Funds are also subject to other risks from their permissible investments, including the risks associated with investments in options and futures, REITs, SPDRs and asset-backed securities. For more information about these risks, see the "Additional Risk Information" section.

                   In addition to the principal risks associated with the Underlying Funds, the Portfolio also will be subject to the following risks:

                   NON-DIVERSIFIED STATUS. The Portfolio is a "non-diversified" mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with "diversified" funds, the Portfolio may invest a greater percentage of its assets in the securities of an individual issuer, in this case any Underlying Fund. Thus, the Portfolio's assets may be concentrated in fewer securities than other funds. A decline in the value of those investments would cause the Portfolio's overall value to decline to a greater degree.

                   The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy.

                   Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[SIDEBAR]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's Class B shares has varied from year to year over the past 2 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's average annual total returns with those of broad measures of market performance over time. The Portfolio's returns include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period.
[End Sidebar]

[ICON]             PAST PERFORMANCE
--------------------------------------------------------------------------------
                   The bar chart and table below provide some indication of the risks of investing in the Domestic Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

ANNUAL TOTAL RETURN - CALENDAR YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998  11.21%
'99   19.70%

                   The bar chart reflects the performance of Class B shares; the performance of the other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, the return would be less than shown. Year-to-date total return as of September 30, 2000 was 6.14%.

                   During the periods shown in the bar chart, the highest return for a calendar quarter was 16.39% (quarter ended
                   December 31, 1998) and the lowest return for a calendar quarter was -11.45% (quarter ended September 30, 1998).

                            AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
                            -----------------------------------------------------------------------------------------
                                                                                                    LIFE OF PORTFOLIO
                                                                                   PAST 1 YEAR      (SINCE 11/25/97)
                            -----------------------------------------------------------------------------------------
                             Class A                                                 14.30%              13.42%
                            -----------------------------------------------------------------------------------------
                             Class B                                                 14.70%              14.31%
                            -----------------------------------------------------------------------------------------
                             Class C                                                 19.17%              15.78%
                            -----------------------------------------------------------------------------------------
                             Class D                                                 20.88%              16.64%
                            -----------------------------------------------------------------------------------------
                             S&P 500 Index(1)                                        21.04%              24.86%
                            -----------------------------------------------------------------------------------------
                             Lehman Brothers U.S. Government/Credit
                               Index(2)                                              -2.15%               3.90%
                            -----------------------------------------------------------------------------------------

                            1                       The Standard and Poor's 500 Index (S&P 500
                                                    -Registered Trademark-) is a broad-based index, the
                                                    performance of which is based on the perfomance of 500
                                                    widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not
                                                    include any expenses, fees or charges. The Index is
                                                    unmanaged and should not be considered an investment.
                            2                       The Lehman Brothers U.S. Government/Credit Index (formerly
                                                    Lehman Brothers Government/Corporate Index) tracks the
                                                    performance of government and corporate obligations,
                                                    including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

[Sidebar]
SHAREHOLDER FEES
These fees are paid directly from your investment.

ANNUAL PORTFOLIO
OPERATING EXPENSES

These expenses are deducted from the Portfolio's assets and are based on expenses paid for the fiscal year ended September 30, 2000.
[End Sidebar]

[ICON]             FEES AND EXPENSES
--------------------------------------------------------------------------------
                   The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Domestic
                   Portfolio. The Portfolio offers four Classes of shares:
                   Classes A, B, C and D. Each Class has a different combination of fees, expenses and other features. The Portfolio does not charge account or exchange fees. See the "Share
                   Class Arrangements" section for further fee and expense information.

                                                                        CLASS A       CLASS B       CLASS C       CLASS D
                            ----------------------------------------------------------------------------------------------
                             SHAREHOLDER FEES
                            ----------------------------------------------------------------------------------------------
                             Maximum sales charge (load) imposed on
                             purchases (as a percentage of offering
                             price)                                      5.25%(1)     None          None           None
                            ----------------------------------------------------------------------------------------------
                             Maximum deferred sales charge (load)
                             (as a percentage based on the lesser of
                             the
                             offering price or net asset value at
                             redemption)                                None(2)        5.00%(3)      1.00%(4)      None
                            ----------------------------------------------------------------------------------------------
                             ANNUAL PORTFOLIO OPERATING EXPENSES
                            ----------------------------------------------------------------------------------------------
                             Management fee                             None          None          None           None
                            ----------------------------------------------------------------------------------------------
                             Distribution and service (12b-1) fees      0.24%         1.00%         1.00%          None
                            ----------------------------------------------------------------------------------------------
                             Other expenses(5)                          0.43%         0.43%         0.43%         0.43%
                            ----------------------------------------------------------------------------------------------
                             Total annual Portfolio operating
                             expenses(5)                                0.67%         1.43%         1.43%         0.43%
                            ----------------------------------------------------------------------------------------------

1                       Reduced for purchases of $25,000 and over.
2                       Investments that are not subject to any sales charge at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell
                        your shares within one year after purchase, except for
                        certain specific circumstances.
3                       The CDSC is scaled down to 1.00% during the sixth year,
                        reaching zero thereafter. See "Share Class Arrangements" for a complete discussion of the CDSC.
4                       Only applicable if you sell your shares within one year
                        after purchase.
5                       The Investment Manager has agreed to assume all operating
                        expenses (except for brokerage and 12b-1 fees) for the
                        Portfolio and has agreed to extend such expense assumption through December 31, 2001. As a result of such assumption of other expenses, for the fiscal period ended September 30,
                        2000, the actual "Other Expenses" amounted to 0.00% for each
                        Class of the Portfolio and "Total Fund Operating Expenses"
                        amounted to 0.24%, 1.00%, 1.00% and 0.00% for Class A, B, C and D respectively of the Portfolio.

                   EXAMPLE
                   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

                   The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions depending upon whether or not you sell your shares at the end of each period.

                                                              IF YOU SOLD YOUR SHARES:
                                                     -------------------------------------------
                                                      1 YEAR     3 YEARS     5 YEARS    10 YEARS
                            --------------------------------------------------------------------
                             CLASS A                   $590        $728      $  879      $1,316
                            --------------------------------------------------------------------
                             CLASS B                   $646        $752      $  982      $1,713
                            --------------------------------------------------------------------
                             CLASS C                   $246        $452      $  782      $1,713
                            --------------------------------------------------------------------
                             CLASS D                   $ 44        $138      $  241      $  542
                            --------------------------------------------------------------------

                                                            IF YOU HELD YOUR SHARES:
                                                   -------------------------------------------
                                                    1 YEAR     3 YEARS     5 YEARS    10 YEARS
                            ---------------------  -------------------------------------------
                             CLASS A                 $590        $728      $  879      $1,316
                            ---------------------  -------------------------------------------
                             CLASS B                 $146        $452      $  782      $1,713
                            ---------------------  -------------------------------------------
                             CLASS C                 $146        $452      $  782      $1,713
                            ---------------------  -------------------------------------------
                             CLASS D                 $ 44        $138      $  241      $  542
                            ---------------------  -------------------------------------------

                   Long-term shareholders of Class B and Class C may pay more in sales charges, including distribution fees, than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

                   UNDERLYING FUND EXPENSES

                   The Portfolio will not pay any sales load or 12b-1 fee in connection with its investments in shares of Underlying Funds. However, the Portfolio will indirectly bear its pro rata share of the expenses incurred by the Underlying Funds that are borne by Class D shareholders of the Underlying Funds. These expenses are set forth in the table below (as of each Underlying Fund's most recent fiscal year end).

                                                                                     MANAGEMENT     OTHER       TOTAL
                                                                                        FEES       EXPENSES    EXPENSES
                            -------------------------------------------------------------------------------------------
                             Aggressive Equity Fund                                    0.75%        0.18%       0.93%
                            -------------------------------------------------------------------------------------------
                             American Opportunities Fund                               0.46%        0.13%       0.59%
                            -------------------------------------------------------------------------------------------
                             Capital Growth Securities                                 0.64%        0.22%       0.86%
                            -------------------------------------------------------------------------------------------
                             Competitive Edge Fund - "Best Ideas" Portfolio            0.64%        0.19%       0.83%
                            -------------------------------------------------------------------------------------------
                             Convertible Securities Trust                              0.60%        0.20%       0.80%
                            -------------------------------------------------------------------------------------------
                             Developing Growth Securities Trust                        0.49%        0.12%       0.61%
                            -------------------------------------------------------------------------------------------
                             Dividend Growth Securities                                0.35%        0.08%       0.43%
                            -------------------------------------------------------------------------------------------
                             Equity Fund                                               0.85%        0.19%       1.04%
                            -------------------------------------------------------------------------------------------
                             Financial Services Trust                                  0.75%        0.21%       0.96%
                            -------------------------------------------------------------------------------------------
                             Growth Fund                                               0.79%        0.10%       0.89%
                            -------------------------------------------------------------------------------------------
                             Health Sciences Trust                                     1.00%        0.20%       1.20%
                            -------------------------------------------------------------------------------------------
                             High Yield Securities                                     0.39%        0.11%       0.50%
                            -------------------------------------------------------------------------------------------
                             Income Builder Fund                                       0.75%        0.22%       0.97%
                            -------------------------------------------------------------------------------------------
                             Information Fund                                          0.73%        0.16%       0.89%
                            -------------------------------------------------------------------------------------------
                             Intermediate Income Securities                            0.60%        0.32%       0.92%
                            -------------------------------------------------------------------------------------------
                             Market Leader Trust                                       0.75%        0.18%       0.93%
                            -------------------------------------------------------------------------------------------
                             Mid-Cap Equity Trust                                      0.75%        0.18%       0.93%
                            -------------------------------------------------------------------------------------------
                             Natural Resource Development Securities                   0.62%        0.27%       0.89%
                            -------------------------------------------------------------------------------------------
                             Next Generation Trust                                     0.75%        0.70%       1.45%
                            -------------------------------------------------------------------------------------------
                             Real Estate Fund                                          1.00%        0.56%       1.56%
                            -------------------------------------------------------------------------------------------
                             S&P 500 Index Fund                                        0.38%        0.12%       0.50%
                            -------------------------------------------------------------------------------------------
                             S&P 500 Select Fund                                       0.60%        0.37%       0.97%
                            -------------------------------------------------------------------------------------------
                             Short-Term Bond Fund                                      0.70%        0.20%       0.90%
                            -------------------------------------------------------------------------------------------
                             Small Cap Growth Fund                                     1.00%        0.18%       1.18%
                            -------------------------------------------------------------------------------------------
                             Special Value Fund                                        0.75%        0.25%       1.00%
                            -------------------------------------------------------------------------------------------
                             Total Market Index Fund                                   0.25%        0.25%       0.50%
                            -------------------------------------------------------------------------------------------
                             Total Return Trust                                        0.75%        0.18%       0.93%
                            -------------------------------------------------------------------------------------------
                             21st Century Trend Fund                                   0.75%        0.29%       1.04%
                            -------------------------------------------------------------------------------------------
                             U.S. Government Securities Trust                          0.44%        0.10%       0.54%
                            -------------------------------------------------------------------------------------------
                             Utilities Fund                                            0.54%        0.11%       0.65%
                            -------------------------------------------------------------------------------------------
                             Value Fund                                                1.00%        0.34%       1.34%
                            -------------------------------------------------------------------------------------------
                             Value-Added Market Series - Equity Portfolio              0.46%        0.13%       0.59%
                            -------------------------------------------------------------------------------------------

[ICON]             ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

                   This section provides additional information relating to the principal risks of investing in the Underlying Funds described above.

                   OPTIONS AND FUTURES. If an Underlying Fund invests in options and/or futures (including stock index futures or options on stock indexes or on stock index futures), its participation in these markets would subject the Underlying Fund's portfolio to certain risks. If the Investment Manager's and/or Sub-Advisor's predictions of movements in the direction of the stock, currency or interest rate markets are inaccurate, the adverse consequences to the Underlying Fund (e.g., a reduction in the Underlying Fund's net asset value or a reduction in the amount of income available for distribution) may leave the Underlying Fund in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities or indexes being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.

                   REITS. Real estate investment trusts, known as "REITs," pool investors' funds for investments primarily in commercial real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, the Underlying Fund would absorb duplicate levels of fees when it invests in REITs. The performance of any REIT holdings ultimately depends on the types of real property in which the REIT invests and how well the property is managed. A general downturn in real estate values also can hurt REIT performance.

                   SPDRS. S&P 500 Index Fund may invest in Standard & Poor's Depository Receipts, securities referred to as SPDRs (known as "Spiders"), that are designed to track the S&P 500 Index. SPDRs represent an ownership interest in the SPDR Trust, which holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Index. SPDRs trade on the American Stock Exchange like shares of common stock and have many of the same risks as direct investments in common stocks. The market value of SPDRs is expected to rise and fall as the S&P 500 Index rises and falls. If the Underlying Fund invests in SPDRs, it would, in addition to its own expenses, indirectly bear its ratable share of the SPDR's expenses.

                   ASSET-BACKED SECURITIES. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

[Sidebar]
CAPITAL APPRECIATION
An investment objective having the goal of selecting securities with the potential to rise in price rather than pay out income.
[End Sidebar]

THE INTERNATIONAL PORTFOLIO

[ICON]             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                   The International Portfolio seeks long-term capital appreciation.

[ICON]             PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                   The International Portfolio normally invests at least 65% of its assets in shares of the Underlying Funds described below.
                   These Underlying Funds are intended to give the Portfolio broad international exposure. At any time the Portfolio's
                   "Investment Manager," Morgan Stanley Dean Witter Advisors
                   Inc., may add or substitute Underlying Funds in which the Portfolio may invest. In deciding how to allocate the Portfolio's assets among the selected Underlying Funds, the Investment Manager considers its outlook for the various economies and financial markets worldwide, and the relative market valuations of the Underlying Funds. There are no minimum or maximum percentages in which the Portfolio must invest in any Underlying Fund.

                   THE UNDERLYING MORGAN STANLEY DEAN WITTER FUNDS

                   The following is a brief summary of the investment objectives and principal investment strategies of the Underlying Funds that the Investment Manager presently considers for investment. The Portfolio's Investment Manager also serves as the Investment Manager to each of the Underlying Funds. For a complete description of an Underlying Fund, please see its prospectus, which is available free of charge by calling
                   (877) 937-MSDW (toll-free).
                   -------------------------------------------------------------
                   EUROPEAN GROWTH FUND INC.
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 Capital appreciation.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 65% of its assets in
                                                              securities of issuers located in European
                                                              countries. The principal countries in which the
                                                              fund invests are France, the United Kingdom,
                                                              Germany, the Netherlands, Spain, Sweden,
                                                              Switzerland and Italy. The fund generally invests
                                                              in equity securities but may also invest without
                                                              limitation in fixed-income securities issued or
                                                              guaranteed by European governments. The fund's
                                                              Investment Manager and/or "Sub-Advisor," Morgan
                                                              Stanley Dean Witter Investment Management Inc.,
                                                              generally invest fund assets in companies they
                                                              believe have a high rate of earnings growth
                                                              potential. In addition, the fund may invest in
                                                              equity securities of non-European issuers,
                                                              government and convertible securities issued by
                                                              non-European governmental or private issuers,
                                                              forward currency contracts, options on currencies
                                                              and warrants.

                   -------------------------------------------------------------
                   INTERNATIONAL SMALLCAP FUND
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 Long-term growth of capital.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 65% of its assets in
                                                              common stocks and other equity securities of
                                                              small capitalization companies located outside
                                                              the United States. The fund may invest more than
                                                              25% of its assets in securities of companies
                                                              located in each of the United Kingdom and Japan.
                                                              The fund's "Sub-Advisor," Morgan Stanley Dean
                                                              Witter Investment Management Inc., seeks
                                                              securities of companies with long-term growth
                                                              prospects, attractive valuation comparisons and
                                                              adequate market liquidity. In addition, the fund
                                                              may invest in equity securities of companies
                                                              which have medium or large market
                                                              capitalizations, fixed-income securities issued
                                                              or guaranteed by foreign governments, lower-rated
                                                              convertible securities and forward currency
                                                              contracts.

                   -------------------------------------------------------------
                   JAPAN FUND
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 Long-term capital appreciation.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 65% of its assets in
                                                              common or preferred stocks of companies which are
                                                              located in Japan. The fund's "Sub-Advisor,"
                                                              Morgan Stanley Dean Witter Investment
                                                              Management Inc., generally invests fund assets in
                                                              companies it believes have earnings growth
                                                              potential and are attractively priced. The fund
                                                              also may invest in convertible securities and
                                                              fixed-income securities of companies located in
                                                              Japan or guaranteed by the Japanese government,
                                                              and in equity or fixed-income securities of
                                                              companies located in, or governments of,
                                                              developed countries in Asia, Europe or North
                                                              America (including the U.S.). In addition, the
                                                              fund may invest in forward currency contracts and
                                                              options on foreign currencies.

                   -------------------------------------------------------------
                   LATIN AMERICAN GROWTH FUND
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 Long-term capital appreciation.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 65% of its assets in
                                                              common stocks and other equity securities of
                                                              Latin American companies. In determining which
                                                              securities to buy, hold or sell, the fund's "Sub-
                                                              Advisor," TCW Investment Management Company,
                                                              selects securities based on its view of their
                                                              potential for capital appreciation. The fund will
                                                              normally invest in at least three Latin American
                                                              countries. In addition, the fund may invest in
                                                              Latin American convertible and debt securities
                                                              (including junk bonds), other investment
                                                              companies, options and futures, and forward
                                                              currency contracts.

                   -------------------------------------------------------------
                   PACIFIC GROWTH FUND
                   -------------------------------------------------------------

                         INVESTMENT OBJECTIVE                 Capital appreciation.
                         PRINCIPAL INVESTMENT STRATEGY        Normally invests at least 65% of its assets in
                                                              common stocks and other securities of companies
                                                              which have a principal place of business in, or
                                                              which derive a majority of their revenues from
                                                              business in, Asia, Australia and New Zealand. The
                                                              principal Asian countries include: Japan,
                                                              Malaysia, Singapore, Hong Kong, Thailand, the
                                                              Philippines, India, Indonesia, Taiwan and South
                                                              Korea. The fund may invest more than 25% of its
                                                              net assets in each of Japan, Hong Kong, Malaysia,
                                                              South Korea and/or Taiwan. The fund's Investment
                                                              Manager and/or "Sub-Advisor," Morgan Stanley Dean
                                                              Witter Investment Management Inc., generally
                                                              invest fund assets in companies they believe have
                                                              a high rate of earnings growth potential. In
                                                              addition, the fund may invest in securities of
                                                              other investment companies, forward currency
                                                              contracts, and options and futures.

                   In addition to the principal investment strategies of the Underlying Funds described above, the Portfolio may use the following investment strategies:

                   DEFENSIVE INVESTING. The Portfolio may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Portfolio may invest any amount of its assets in cash or money market instruments in a defensive posture when the Investment Manager believes it is advisable to do so. Although taking a defensive posture is designed to protect the Portfolio from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Portfolio takes a defensive position, it may not achieve its investment objective.

                   PORTFOLIO TURNOVER. The Portfolio may engage in active and frequent trading of Underlying Funds to achieve its principal investment strategies. The portfolio turnover rate is not expected to exceed 300% annually under normal circumstances. A high turnover rate, such as 300%, may increase the Portfolio's capital gains, which are passed along to shareholders of the Portfolio as distributions. This, in turn, may increase your tax liability as a shareholder of the Portfolio. See the sections on "Distributions" and "Tax Consequences." A high turnover rate would not result in the Portfolio incurring higher sales charges/brokerage commissions because the Portfolio would be trading Class D shares of the Underlying Funds which are sold without any sales charges.

                   The percentage limitations relating to the composition of the Portfolio apply at the time the Portfolio acquires an investment. Subsequent percentage changes that result from market fluctuations will not require the Portfolio to sell any security. The Portfolio may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

[ICON]             PRINCIPAL RISKS
--------------------------------------------------------------------------------
                   There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price will fluctuate with changes in the market value of the Portfolio's investments in Underlying Funds. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. In addition, the performance of the Portfolio may be adversely affected because in allocating Portfolio assets among the Underlying Funds the Investment Manager may consider the impact of the allocation decision on the Underlying Funds.

                   Set forth below are the principal risks associated with investing in the Underlying Funds described above. For more information about the risks of investing in the Underlying Funds, please see their prospectuses, which are available free of charge by calling (877) 937-MSDW (toll-free).

                   FOREIGN SECURITIES. A principal risk of investing in each of the Underlying Funds is associated with foreign stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

                   The Underlying Funds' investments in foreign securities involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Underlying Fund shares is quoted in U.S. dollars, the Underlying Funds generally convert U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

                   Foreign securities (including depository receipts) also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Underlying Fund assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which an Underlying Fund invests could cause a substantial decline in the value of the Underlying Fund's portfolio. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or enforce a judgment against the issuers of the securities.

                   Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may occasion delays in settlements of an Underlying Fund's trades effected in those markets. Delays in purchasing securities may result in the Underlying Fund losing investment opportunities. The inability to dispose of foreign securities due to settlement delays could result in losses to the Underlying Fund due to subsequent declines in the value of the securities.

                   Certain Underlying Funds may invest in foreign securities issued by companies located in developing or emerging countries. Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

                   Certain Underlying Funds may invest in foreign small capitalization securities. Investing in lesser-known, smaller capitalized companies may involve greater risk of volatility of the fund's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning smaller companies than for larger, more established companies. Some small companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because smaller companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the fund to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices. Some of the companies in which the fund may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel with varying degrees of experience.

                   LATIN AMERICAN SECURITIES. Latin American Growth Fund concentrates its investments in the common stock of Latin American companies. Consequently, the fund's share price may be more volatile than that of mutual funds not sharing this geographic concentration. Economic and political developments in Latin America may have profound effects upon the value of the fund's portfolio. In the event of expropriation, nationalization or other complications, the fund could lose its entire investment in any one country. In addition, individual Latin American countries may place restrictions on the ability of foreign entities such as the fund to invest in particular segments of the local economies.

                   The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. The limited size of many Latin American securities markets and limited trading volume in issuers compared to volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of securities, especially in these markets.

                   In addition, many of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which the fund's portfolio securities are denominated may have a detrimental impact on the fund. There is also a risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, certain Latin American currencies may not be internationally traded.

                   Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries.

                   Latin American securities are also subject to the more general risks associated with foreign securities which are discussed above.

                   JAPANESE SECURITIES. Japan Fund concentrates its investments in the common stock (including depository receipts) of Japanese companies. Consequently, the fund's share price may be more volatile than that of mutual funds not sharing this geographic concentration. The value of the fund's shares may vary widely in response to political and economic factors affecting companies in Japan. Securities in Japan are denominated and quoted in yen. As a result, the value of the fund's Japanese securities, as measured in U.S. dollars, may be affected by fluctuations in the value of the Japanese yen relative to the U.S. dollar. Securities traded on Japanese stock exchanges have exhibited significant volatility in recent years. In addition, Japanese securities that are not traded on the first sections of the three main Japanese exchanges may be more volatile and less liquid than those traded on the first sections. The decline in the Japanese markets since 1989 has contributed to a weakness in the Japanese economy. Continued economic weakness could result in further declines in the Japanese securities markets. Japan's economy may be significantly affected by any strains in its trade relations, particularly with the U.S.

                   Japanese securities are also subject to the more general risks associated with foreign securities which are discussed above.

                   PACIFIC BASIN SECURITIES. Pacific Growth Fund concentrates its investments in the common stock of companies located in Asia, Australia and New Zealand. Consequently, the fund's share price may be more volatile than that of mutual funds not sharing this geographic concentration. Economic and political developments in the Pacific Basin region of the world may have profound effects upon the value of the fund's portfolio.

                   OTHER RISKS. The performance of each Underlying Fund also will depend on whether the Investment Manager and/or Sub-Advisor is successful in pursuing the Underlying Fund's investment strategy. The Underlying Funds are also subject to other risks from their permissible investments, including the risks associated with investments in fixed-income securities, convertible securities, junk bonds, securities of other investment companies, options and futures, and forward currency contracts. For more information about these risks, see the "Additional Risk Information" section.

                   In addition to the principal risks associated with the Underlying Funds, the Portfolio also will be subject to the following risks:

                   NON-DIVERSIFIED STATUS. The Portfolio is a "non-diversified" mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with "diversified" funds, the Portfolio may invest a greater percentage of its assets in the securities of an individual issuer, in this case any Underlying Fund. Thus, the Portfolio's assets may be concentrated in fewer securities than other funds. A decline in the value of those investments would cause the Portfolio's overall value to decline to a greater degree.

                   The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy.

                   Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's Class B shares has varied from year to year over the past 2 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's average annual total returns with those of a broad measure of market performance over time. The Portfolio's returns include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period.
[End Sidebar]

[ICON]             PAST PERFORMANCE
--------------------------------------------------------------------------------
                   The bar chart and table below provide some indication of the risks of investing in the International Portfolio. The
                   Portfolio's past performance does not indicate how the Portfolio will perform in the future.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998   7.92%
'99   40.18%

                   The bar chart reflects the performance of Class B shares; the performance of the other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. Year-to-date total return as of September 30, 2000 was -11.10%.

                   During the periods shown in the bar chart, the highest return for a calendar quarter was 18.64% (quarter ended
                   December 31, 1999) and the lowest return for a calendar quarter was -11.38% (quarter ended September 30, 1998).

                            AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
                            ------------------------------------------------------------------------------------------
                                                                                                     LIFE OF PORTFOLIO
                                                                                    PAST 1 YEAR      (SINCE 11/25/97)
                            ------------------------------------------------------------------------------------------
                             Class A                                                  33.63%              19.22%
                            ------------------------------------------------------------------------------------------
                             Class B                                                  35.18%              20.32%
                            ------------------------------------------------------------------------------------------
                             Class C                                                  39.68%              21.69%
                            ------------------------------------------------------------------------------------------
                             Class D                                                  41.53%              22.64%
                            ------------------------------------------------------------------------------------------
                             Morgan Stanley Capital International EAFE Index(1)       26.96%              23.43%
                            ------------------------------------------------------------------------------------------

                            1                       The Morgan Stanley Capital International (MSCI) EAFE Index
                                                    measures the performance for a diverse range of global stock markets within Europe, Australasia, and the Far East. The
                                                    performance of the Index is listed in U.S. dollars and
                                                    assumes reinvestment of net dividends. "Net dividends"
                                                    reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries
                                                    represented in the Index. The Index does not include any
                                                    expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

[Sidebar]
SHAREHOLDER FEES
These fees are paid directly from your investment.

ANNUAL PORTFOLIO
OPERATING EXPENSES
These expenses are deducted from the Portfolio's assets and are based on expenses paid for the fiscal year ended September 30, 2000. [End Sidebar]

[ICON]             FEES AND EXPENSES
--------------------------------------------------------------------------------
                   The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the International
                   Portfolio. The Portfolio offers four Classes of shares:
                   Classes A, B, C and D. Each Class has a different combination of fees, expenses and other features. The Portfolio does not charge account or exchange fees. See the "Share
                   Class Arrangements" section for further fee and expense information.

                                                                        CLASS A       CLASS B       CLASS C       CLASS D
                            ----------------------------------------------------------------------------------------------
                             SHAREHOLDER FEES
                            ----------------------------------------------------------------------------------------------
                             Maximum sales charge (load) imposed on
                             purchases (as a percentage of offering
                             price)                                     5.25%(1)      None          None           None
                            ----------------------------------------------------------------------------------------------
                             Maximum deferred sales charge (load)
                             (as a percentage based on the lesser of
                             the
                             offering price or net asset value at
                             redemption)                                None(2)       5.00%(3)      1.00%(4)       None
                            ----------------------------------------------------------------------------------------------
                             ANNUAL PORTFOLIO OPERATING EXPENSES
                            ----------------------------------------------------------------------------------------------
                             Management fee                             None          None          None           None
                            ----------------------------------------------------------------------------------------------
                             Distribution and service (12b-1) fees      0.24%         1.00%         1.00%          None
                            ----------------------------------------------------------------------------------------------
                             Other expenses(5)                          0.36%         0.36%         0.36%         0.36%
                            ----------------------------------------------------------------------------------------------
                             Total annual Portfolio operating
                             expenses(5)                                0.60%         1.36%         1.36%         0.36%
                            ----------------------------------------------------------------------------------------------

                            1                       Reduced for purchases of $25,000 and over.
                            2                       Investments that are not subject to any sales charge at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell
                                                    your shares within one year after purchase, except for
                                                    certain specific circumstances.
                            3                       The CDSC is scaled down to 1.00% during the sixth year,
                                                    reaching zero thereafter. See "Share Class Arrangements" for a complete discussion of the CDSC.
                            4                       Only applicable if you sell your shares within one year
                                                    after purchase.
                            5                       The Investment Manager has agreed to assume all operating
                                                    expenses (except for brokerage and 12b-1 fees) for the
                                                    Portfolio and has agreed to extend such expense assumption through December 31, 2001. As a result of such assumption of other expenses, for the fiscal period ended September 30,
                                                    2000, the actual "Other Expenses" amounted to 0.00% for each
                                                    Class of the Portfolio and "Total Fund Operating Expenses"
                                                    amounted to 0.24%, 1.00%, 1.00% and 0.00% for Class A, B, C and D respectively of the Portfolio.

                   EXAMPLE
                   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

                   The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions depending upon whether or not you sell your shares at the end of each period.

                                                               IF YOU SOLD YOUR SHARES:
                                                     --------------------------------------------
                                                      1 YEAR     3 YEARS     5 YEARS     10 YEARS
                            ---------------------------------------------------------------------
                             CLASS A                   $583        $707        $842       $1,236
                            ---------------------------------------------------------------------
                             CLASS B                   $638        $731        $945       $1,635
                            ---------------------------------------------------------------------
                             CLASS C                   $238        $431        $745       $1,635
                            ---------------------------------------------------------------------
                             CLASS D                   $ 37        $116        $202       $  456
                            ---------------------------------------------------------------------

                                                             IF YOU HELD YOUR SHARES:
                                                   --------------------------------------------
                                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
                            ---------------------  --------------------------------------------
                             CLASS A                 $583        $707        $842       $1,236
                            ---------------------  --------------------------------------------
                             CLASS B                 $138        $431        $745       $1,635
                            ---------------------  --------------------------------------------
                             CLASS C                 $138        $431        $745       $1,635
                            ---------------------  --------------------------------------------
                             CLASS D                 $ 37        $116        $202       $  456
                            ---------------------  --------------------------------------------

                   Long-term shareholders of Class B and Class C may pay more in sales charges, including distribution fees, than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

                   UNDERLYING FUND EXPENSES

                   The Portfolio will not pay any sales load or 12b-1 fee in connection with its investments in shares of Underlying Funds. However, the Portfolio will indirectly bear its pro rata share of the expenses incurred by the Underlying Funds that are borne by Class D shareholders of the Underlying Funds. These expenses are set forth in the table below (as of each Underlying Fund's most recent fiscal year end).

                                                                                       MANAGEMENT     OTHER       TOTAL
                                                                                          FEES       EXPENSES    EXPENSES
                               ------------------------------------------------------------------------------------------
                                European Growth Fund                                     0.91%        0.22%       1.13%
                               ------------------------------------------------------------------------------------------
                                International SmallCap Fund                              1.15%        0.71%       1.86%
                               ------------------------------------------------------------------------------------------
                                Japan Fund                                               0.95%        0.38%       1.33%
                               ------------------------------------------------------------------------------------------
                                Latin American Growth Fund                               1.25%        0.81%       2.06%
                               ------------------------------------------------------------------------------------------
                                Pacific Growth Fund                                      0.95%        0.61%       1.56%
                               ------------------------------------------------------------------------------------------

[ICON]             ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------
                   This section provides additional information relating to the principal risks of investing in the Underlying Funds described above.

                   FIXED-INCOME SECURITIES. Certain Underlying Funds invest in fixed-income securities (which may include zero coupon securities). All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

                   Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Accordingly, a rise in the general level of interest rates may cause the price of the Fund's fixed-income securities to fall substantially. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.)

                   CONVERTIBLE SECURITIES. Certain Underlying Funds may invest in convertible securities, which are securities that generally pay dividends or interest and may be converted into common stock. These securities may carry risks associated with both fixed-income securities and common stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

                   With respect to certain Underlying Funds, there are no minimum rating or quality requirements as to their convertible securities investments and, thus, all or some of such securities may be rated below investment grade. These "junk bonds" have speculative risk characteristics which are described below.

                   JUNK BONDS. Certain Underlying Funds may invest in junk bonds, i.e., fixed-income securities rated lower than investment grade or, if not rated, determined to be of comparable quality. Junk bonds are subject to greater risk of loss of income and principal than higher rated securities. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, an Underlying Fund may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The illiquidity of the market may also adversely affect the ability of an Underlying Fund's directors/trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Underlying Fund to sell certain securities. In addition, periods of economic uncertainty and change probably would result in an increased volatility of market prices of high yield securities and a corresponding volatility in an Underlying Fund's net asset value.

                   LATIN AMERICAN SOVEREIGN DEBT SECURITIES. Latin American Growth Fund's investments in Latin American sovereign debt are subject to unique credit risks. Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared a moratorium on the payment of principal and/or interest on external debt. The governmental entities that control the repayment also may not be willing or able to repay the principal and/or interest on the debt when it becomes due. Latin American governments may default on their sovereign debt, which may require holders of that debt to participate in debt rescheduling or additional lending to defaulting governments. There is no bankruptcy proceeding by which defaulted sovereign debt may be collected. These risks could have a severely negative impact on the fund's sovereign debt holdings and cause the value of the fund's shares to decline drastically.

                   INVESTMENT COMPANIES. Any Underlying Fund investment in an investment company is subject to the underlying risk of that investment company's portfolio securities. For example, if the investment company held common stocks, the Underlying Fund also would be exposed to the risk of investing in common stocks. In addition to the Underlying Fund's fees and expenses, the Underlying Fund would bear its share of the investment company's fees and expenses.

[Sidebar]
MORGAN STANLEY DEAN WITTER ADVISORS INC.
The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, had approximately $155 billion in assets under management as of October 31, 2000.
[End Sidebar]

                   OPTIONS AND FUTURES. If an Underlying Fund invests in options and/or futures (including options on currencies), its participation in these markets would subject the Underlying Fund's portfolio to certain risks. The Investment Manager's and/or Sub-Advisor's predictions of movements in the direction of the stock, currency or interest rate markets may be inaccurate, and the adverse consequences to the Underlying Fund (e.g., a reduction in the Underlying Fund's net asset value or a reduction in the amount of income available for distribution) may leave the Underlying Fund in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities or currencies being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.

                   FORWARD CURRENCY CONTRACTS. An Underlying Fund's participation in forward currency contracts also involves risks. If the Investment Manager and/or Sub-Advisor employ a strategy that does not correlate well with the Underlying Fund's investments or the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts also may increase the Underlying Fund's volatility and may involve a significant risk.

[ICON]             FUND MANAGEMENT
--------------------------------------------------------------------------------
                   Each Portfolio has retained the Investment Manager -- Morgan
                   Stanley Dean Witter Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment
                   Manager also serves as the Investment Manager to each of the Underlying Funds described above. In addition, with respect to certain Underlying Funds, the Investment Manager has retained a Sub-Advisor to invest Underlying Fund assets.
                   Morgan Stanley Dean Witter Investment Management Inc. ("MSDW
                   Investment Management") serves as Sub-Advisor to the following Underlying Funds: Growth Fund, European Growth
                   Fund, International SmallCap Fund, Japan Fund, Pacific Growth
                   Fund and Real Estate Fund. TCW Investment Management Company
                   ("TCW") serves as Sub-Advisor to Latin American Growth Fund,
                   Mid-Cap Equity Trust, Small Cap Growth Fund and Total Return
                   Trust. Miller Anderson & Sherrerd, LLP ("MAS") serves as Sub-
                   Advisor to Equity Fund and Value Fund. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter &
                   Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World
                   Trade Center, New York, NY 10048.

                   MSDW Investment Management manages more than $95 billion, as of October 31, 2000, primarily for employee benefit plans, investment companies, endowments, foundations and wealthy individuals. MSDW Investment Management also is a subsidiary of Morgan Stanley Dean Witter & Co. Its main business office is located at 1221 Avenue of the Americas, New York, NY 10020.

                   TCW is a wholly-owned subsidiary of TCW Group, Inc., whose direct and indirect subsidiaries provide a variety of trust, investment management and investment advisory services. TCW's main business office is located at 865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017. As of August 31, 2000, TCW Investment Management Company and its affiliates had approximately $80 billion under management or committed to management.

                   MAS manages assets of approximately $80 billion, as of October 31, 2000, for investment companies, employee benefit plans, endowments, foundations and other institutional investors. MAS is an indirect subsidiary of Morgan Stanley Dean Witter & Co. Its main business office is located at One Tower Bridge, West Conshohocken, PA 19428.

                   Joseph McAlinden, Executive Vice President and Chief Investment Officer (since April 1996) of the Investment Manager, has been the primary portfolio manager of the Domestic Portfolio and the International Portfolio since the Fund's inception in November 1997. Mr. McAlinden was formerly a Senior Vice President with the Investment Manager (June 1995 - April 1996) and prior thereto was a Managing Director of Dillon Read.

                   The Investment Manager does not receive a management fee from either Portfolio or the Fund for the services and facilities furnished to the Portfolio or the Fund. However, each Portfolio, through its investments in the Underlying Funds, will pay its pro rata share of the management fees and certain other expenses that are borne by Class D shareholders of the Underlying Funds. Each Underlying Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Underlying Fund, and for expenses assumed by the Investment Manager. The management fees paid by each Underlying Fund for its most recent fiscal year are set forth in the "Fees and Expenses" section for each of the Domestic Portfolio and the International Portfolio.

[Sidebar]
CONTACTING A FINANCIAL ADVISOR
If you are new to the Morgan Stanley Dean Witter Family of Funds and would like to contact a Financial Advisor, call (877) 937-MSDW (toll- free) for the telephone number of the Morgan Stanley Dean Witter office nearest you. You may also access our office locator on our Internet site at:
www.msdwadvice.com/funds
[End Sidebar]

SHAREHOLDER INFORMATION

[ICON]             PRICING PORTFOLIO SHARES
--------------------------------------------------------------------------------
                   The price of each Portfolio's shares (excluding sales charges), called "net asset value," is based on the value of the Portfolio's securities. While the assets of each Class are invested in a single portfolio of securities, the net asset value of each Class will differ because the Classes have different ongoing distribution fees.

                   The net asset value per share of each Portfolio is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

                   The assets of each Portfolio consist primarily of the Underlying Funds, which are valued at their respective net asset values. The net asset value of each Underlying Fund's securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Investment Manager determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Underlying Fund's Board of Trustees. In these cases, an Underlying Fund's net asset value will reflect certain portfolio securities' fair value rather than their market price. With respect to Underlying Funds holding securities that are primarily listed on foreign exchanges, the value of the Underlying Fund's securities may change on days when you will not be able to purchase or sell your shares. The Portfolio's other securities are valued in the same manner as the Underlying Funds' securities.

                   A Portfolio's short-term debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

[ICON]             HOW TO BUY SHARES
--------------------------------------------------------------------------------
                   You may open a new account to buy Portfolio shares or buy additional Portfolio shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Your Financial
                   Advisor will assist you, step-by-step, with the procedures to invest in the Portfolio. You may also purchase shares directly by calling the Fund's transfer agent and requesting an application.

                   Because every investor has different immediate financial needs and long-term investment goals, each Portfolio offers investors four Classes of shares: Classes A, B, C and D. Class D shares are only offered to a limited group of investors. Each Class of shares offers a distinct structure of sales charges, distribution and service fees, and other features that are designed to address a variety of needs. Your Financial Advisor or other authorized financial representative can help you decide which Class may be most appropriate for you. When purchasing Portfolio shares, you must specify which Class of shares you wish to purchase.

                   When you buy Portfolio shares, the shares are purchased at the next share price calculated (less any applicable front-end sales charge for Class A shares) after we receive your purchase order. Your payment is due on the third business day after you place your purchase order. We reserve the right to reject any order for the purchase of Portfolio shares.

[Sidebar]
EASYINVEST-SM-
A purchase plan that allows you to transfer money automatically from your checking or savings account or from a Money Market Fund on a semi-monthly, monthly or quarterly basis. Contact your Morgan Stanley Dean Witter Financial Advisor for further information about this service.
[End Sidebar]

                            MINIMUM INVESTMENT AMOUNTS
                            ----------------------------------------------------------------------------------------
                                                                                              MINIMUM INVESTMENT
                                                                                          --------------------------
                            INVESTMENT OPTIONS                                            INITIAL         ADDITIONAL
                            ----------------------------------------------------------------------------------------
                             Regular Accounts                                             $1,000            $100
                            ----------------------------------------------------------------------------------------
                             Individual Retirement
                             Accounts:                    Regular IRAs                    $1,000            $100
                                                          Education IRAs                    $500            $100
                            ----------------------------------------------------------------------------------------
                             EASYINVEST-SM-               (Automatically from your
                                                          checking or savings account
                                                          or Money Market Fund)            $100*            $100*
                            ----------------------------------------------------------------------------------------

                            *                       Provided your schedule of investments totals $1,000 in
                                                    twelve months.

                   There is no minimum investment amount if you purchase Portfolio shares through: (1) the Investment Manager's mutual fund asset allocation plan, (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services, (3) the following programs approved by the Fund's distributor: (i) qualified state tuition plans described in Section 529 of the Internal Revenue Code and (ii) certain other investment programs that do not charge an asset-based fee, or
                   (4) employer-sponsored employee benefit plan accounts.

                   INVESTMENT OPTIONS FOR CERTAIN INSTITUTIONAL AND OTHER INVESTORS/CLASS D SHARES. To be eligible to purchase Class D shares, you must qualify under one of the investor categories specified in the "Share Class Arrangements" section of this Prospectus.

                   SUBSEQUENT INVESTMENTS SENT DIRECTLY TO THE FUND. In addition to buying additional Portfolio shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor, you may send a check directly to a Portfolio. To buy additional shares in this manner:

                   - Write a "letter of instruction" to the Fund specifying the name(s) on the account, the account number, the social security or tax identification number, the name of the Portfolio, the Class of shares you wish to purchase and the investment amount (which would include any applicable front-end sales charge). The letter must be signed by the account owner(s).

                   - Make out a check for the total amount payable to: Morgan
                     Stanley Dean Witter Fund of Funds -- Domestic Portfolio or Morgan Stanley Dean Witter Fund of Funds -- International Portfolio.

                   - Mail the letter and check to Morgan Stanley Dean Witter
                     Trust FSB at P.O. Box 1040, Jersey City, NJ 07303.

[ICON]             HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
                   PERMISSIBLE FUND EXCHANGES. You may exchange shares of any Class of a Portfolio for the same Class of any other continuously offered Multi-Class Fund, or for shares of a No-Load Fund, a Money Market Fund, North American Government
                   Income Trust or Short-Term U.S. Treasury Trust, without the imposition of an exchange fee. In addition, Class A shares of the Fund may be exchanged for shares of an FSC Fund (funds subject to a front-end sales charge). See the inside back cover of this PROSPECTUS for each Morgan

                   Stanley Dean Witter Fund's designation as a
                   Multi-Class Fund, No-Load Fund, Money Market Fund or FSC Fund. If a Morgan Stanley Dean Witter Fund is not listed, consult the inside back cover of that fund's prospectus for its designation.

                   Exchanges may be made after shares of a Portfolio acquired by purchase have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. The current prospectus for each fund describes its investment objective(s), policies and investment minimums, and should be read before investment. Since exchanges are available only into continuously offered Morgan Stanley Dean Witter Funds, exchanges are not available into any new Morgan Stanley Dean Witter Fund during its initial offering period, or when shares of a particular Morgan Stanley Dean Witter Fund are not being offered for purchase.

                   EXCHANGE PROCEDURES. You can process an exchange by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Fund's transfer agent -- Morgan Stanley Dean Witter Trust FSB -- and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative or by calling (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.

                   An exchange to any Morgan Stanley Dean Witter Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, a Portfolio's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.

                   The Fund may terminate or revise the exchange privilege upon required notice. The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.

                   TELEPHONE EXCHANGES. For your protection when calling Morgan Stanley Dean Witter Trust FSB, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.

                   Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.

                   MARGIN ACCOUNTS. If you have pledged your Portfolio shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.

                   TAX CONSIDERATIONS OF EXCHANGES. If you exchange shares of a Portfolio for shares of another Morgan Stanley Dean Witter Fund there are important tax considerations. For tax purposes, the exchange out of a Portfolio is considered a sale of Portfolio shares -- and the exchange into the other fund is considered a purchase. As a result, you may realize a capital gain or loss.

                   You should review the "Tax Consequences" section and consult your own tax professional about the tax consequences of an exchange.

                   LIMITATIONS ON EXCHANGES. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Morgan Stanley Dean Witter Funds may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchase or sale transactions. You will be notified in advance of limitations on your exchange privileges.

                   CDSC CALCULATIONS ON EXCHANGES. See the "Share
                   Class Arrangements" section of this PROSPECTUS for a discussion of how applicable contingent deferred sales charges (CDSCs) are calculated for shares of one Morgan Stanley Dean Witter Fund that are exchanged for shares of another.

                   FOR FURTHER INFORMATION REGARDING EXCHANGE PRIVILEGES, YOU SHOULD CONTACT YOUR MORGAN STANLEY DEAN WITTER FINANCIAL ADVISOR OR CALL (800) 869-NEWS.

[ICON]             HOW TO SELL SHARES
--------------------------------------------------------------------------------
                   You can sell some or all of your Portfolio shares at any time. If you sell Class A, Class B or Class C shares, your net sale proceeds are reduced by the amount of any applicable
                   CDSC. Your shares will be sold at the next share price calculated after we receive your order to sell as described below.

                            OPTIONS               PROCEDURES
                            ----------------------------------------------------------------------------------
                             Contact your         To sell your shares, simply call your Morgan Stanley Dean
                             Financial Advisor    Witter Financial Advisor or other authorized financial
                                                  representative.
                                                  ------------------------------------------------------------
                             [ICON]               Payment will be sent to the address to which the account is registered or deposited in your brokerage account.
                            ----------------------------------------------------------------------------------
                             By Letter            You can also sell your shares by writing a "letter of
                                                  instruction" that includes:
                             [ICON]               - your account number;
                                                  - the dollar amount or the number of shares you wish to
                                                    sell;
                                                  - the name of the Portfolio;
                                                  - the Class of shares you wish to sell; and
                                                  - the signature of each owner as it appears on the account.
                                                  ------------------------------------------------------------
                                                  If you are requesting payment to anyone other than the
                                                  registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or
                                                  pre-designated bank account, you will need a signature
                                                  guarantee. You can obtain a signature guarantee from an
                                                  eligible guarantor acceptable to Morgan Stanley Dean Witter
                                                  Trust FSB. (You should contact Morgan Stanley Dean Witter
                                                  Trust FSB at (800) 869-NEWS for a determination as to
                                                  whether a particular institution is an eligible guarantor.)
                                                  A notary public CANNOT provide a signature guarantee.
                                                  Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.
                                                  ------------------------------------------------------------
                                                  Mail the letter to Morgan Stanley Dean Witter Trust FSB at
                                                  P.O. Box 983, Jersey City, NJ 07303. If you hold share
                                                  certificates, you must return the certificates, along with the letter and any required additional documentation.
                                                  ------------------------------------------------------------
                                                  A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                                                  instructions.
                            ----------------------------------------------------------------------------------

                            OPTIONS               PROCEDURES
                            ----------------------------------------------------------------------------------
                             Systematic           If your investment in all of the Morgan Stanley Dean Witter
                             Withdrawal Plan      Family of Funds has a total market value of at least
                             [ICON]               $10,000, you may elect to withdraw amounts of $25 or more, or in any whole percentage of a fund's balance (provided the amount is at least $25), on a monthly, quarterly,
                                                  semi-annual or annual basis, from any fund with a balance of at least $1,000. Each time you add a fund to the plan, you must meet the plan requirements.
                                                  ------------------------------------------------------------
                                                  Amounts withdrawn are subject to any applicable CDSC. A CDSC may be waived under certain circumstances. See the Class B waiver categories listed in the "Share Class Arrangements"
                                                  section of this PROSPECTUS.
                                                  ------------------------------------------------------------
                                                  To sign up for the Systematic Withdrawal Plan, contact your
                                                  Morgan Stanley Dean Witter Financial Advisor or call
                                                  (800) 869-NEWS. You may terminate or suspend your plan at
                                                  any time. Please remember that withdrawals from the plan are sales of shares, not Fund "distributions," and ultimately
                                                  may exhaust your account balance. The Fund may terminate or revise the plan at any time.
                            ----------------------------------------------------------------------------------

                   PAYMENT FOR SOLD SHARES. After we receive your complete instructions to sell, as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

                   Payment may be postponed or the right to sell your shares suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

                   TAX CONSIDERATIONS. Normally, your sale of Portfolio shares is subject to federal and state income tax. You should review the "Tax Consequences" section of this PROSPECTUS and consult your own tax professional about the tax consequences of a sale.

                   REINSTATEMENT PRIVILEGE. If you sell Portfolio shares and have not previously exercised the reinstatement privilege, you may, within 35 days after the date of sale, invest any portion of the proceeds in the same Class of Portfolio shares at their net asset value and receive a pro rata credit for any CDSC paid in connection with the sale.

                   INVOLUNTARY SALES. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial Account) whose shares, due to sales by the shareholder, have a value below $100, or in the case of an account opened through EASYINVEST -SM-, if after 12 months the shareholder has invested less than $1,000 in the account.

                   However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed. No CDSC will be imposed on any involuntary sale.

                   MARGIN ACCOUNTS. If you have pledged your Portfolio shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.

[Sidebar]
TARGETED DIVIDENDS-SM-
You may select to have your Portfolio distributions automatically invested in other Classes of Portfolio shares or Classes of another Morgan Stanley Dean Witter Fund that you own. Contact your Morgan Stanley Dean Witter Financial Advisor for further information about this service.
[End Sidebar]

[ICON]             DISTRIBUTIONS
--------------------------------------------------------------------------------
                   Each Portfolio passes substantially all of its earnings from income and capital gains along to its investors as "distributions." Each Portfolio earns income from its Underlying Fund investments and interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." Each
                   Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions."

                   Each Portfolio declares income dividends separately for each Class. Distributions paid on Class A and Class D shares will usually be higher than for Class B and Class C because distribution fees that Class B and Class C pay are higher. Normally, income dividends are distributed to shareholders annually. Capital gains, if any, are usually distributed in December. Each Portfolio, however, may retain and reinvest any long-term capital gains. Each Portfolio may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment.

                   Distributions are reinvested automatically in additional shares of the same Class and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, the Fund will mail a check to you no later than seven business days after the distribution is declared. However, if you purchase Portfolio shares through a Financial Advisor within three business days prior to the record date for the distribution, the distribution will automatically be paid to you in cash, even if you did not request to receive all distributions in cash. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Dean Witter Trust FSB, at least five business days prior to the record date of the distributions.

[ICON]             TAX CONSEQUENCES
--------------------------------------------------------------------------------
                   As with any investment, you should consider how your Portfolio investment will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Portfolio in the Fund.

                   Unless your investment in a Portfolio is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when:

                   - The Portfolio makes distributions; and

                   - You sell Portfolio shares, including an exchange to another
                     Morgan Stanley Dean Witter Fund.

                   TAXES ON DISTRIBUTIONS. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Portfolio shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Portfolio.

                   Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

                   TAXES ON SALES. Your sale of Portfolio shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Portfolio shares for shares of another Morgan Stanley Dean Witter Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

                   When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

[ICON]             SHARE CLASS ARRANGEMENTS
--------------------------------------------------------------------------------
                   Each Portfolio offers several Classes of shares having different distribution arrangements designed to provide you with different purchase options according to your investment needs. Your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative can help you decide which Class may be appropriate for you.

                   The general public is offered three Classes: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and ongoing expenses. A fourth Class, Class D shares, is offered only to a limited category of investors. Shares that you acquire through reinvested distributions will not be subject to any front-end sales charge or CDSC -- contingent deferred sales charge. Sales personnel may receive different compensation for selling each Class of shares. The sales charges applicable to each Class provide for the distribution financing of shares of that Class.

                   The chart below compares the sales charge and annual 12b-1 fee applicable to each Class of a Portfolio:

                                                                                                                      MAXIMUM
                            CLASS                      SALES CHARGE                                              ANNUAL 12B-1 FEE
                            ------------------------------------------------------------------------------------------------------
                             A                         Maximum 5.25% initial sales charge reduced for
                                                       purchase of $25,000 or more; shares sold without an
                                                       initial sales charge are generally subject to a 1.0%
                                                       CDSC during the first year                                      0.25%
                            ------------------------------------------------------------------------------------------------------
                             B                         Maximum 5.0% CDSC during the first year decreasing
                                                       to 0% after six years                                           1.00%
                            ------------------------------------------------------------------------------------------------------
                             C                         1.0% CDSC during the first year                                 1.00%
                            ------------------------------------------------------------------------------------------------------
                             D                         None                                                         None
                            ------------------------------------------------------------------------------------------------------

[Sidebar]
FRONT-END SALES CHARGE OR FSC
An initial sales charge you pay when purchasing Class A shares that is based on a percentage of the offering price. The percentage declines based upon the dollar value of Class A shares you purchase. We offer three ways to reduce your Class A sales charges - the Combined Purchase Privilege, Right of Accumulation and Letter of Intent.
[End Sidebar]

                   CLASS A SHARES Class A shares of each Portfolio are sold at net asset value plus an initial sales charge of up to 5.25%. The initial sales charge is reduced for purchases of $25,000 or more according to the schedule below. Investments of $1 million or more are not subject to an initial sales charge, but are generally subject to a contingent deferred sales charge, or CDSC, of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares. Class A shares are also subject to a distribution (12b-1) fee of up to 0.25% of the average daily net assets of the Class.

                   The offering price of Class A shares includes a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:

                                                                                 FRONT-END SALES CHARGE
                                                                  -----------------------------------------------------
                            AMOUNT OF SINGLE                          PERCENTAGE OF          APPROXIMATE PERCENTAGE OF
                            TRANSACTION                           PUBLIC OFFERING PRICE         NET AMOUNT INVESTED
                            -------------------------------------------------------------------------------------------
                             Less than $25,000                            5.25%                        5.54%
                            -------------------------------------------------------------------------------------------
                             $25,000 but less than $50,000                4.75%                        4.99%
                            -------------------------------------------------------------------------------------------
                             $50,000 but less than $100,000               4.00%                        4.17%
                            -------------------------------------------------------------------------------------------
                             $100,000 but less than $250,000              3.00%                        3.09%
                            -------------------------------------------------------------------------------------------
                             $250,000 but less than
                             $1 million                                   2.00%                        2.04%
                            -------------------------------------------------------------------------------------------
                             $1 million and over                          0.00%                        0.00%
                            -------------------------------------------------------------------------------------------

                   The reduced sales charge schedule is applicable to purchases of Class A shares in a single transaction by:

                   - A single account (including an individual, trust or
                     fiduciary account).

                   - Family member accounts (limited to husband, wife and
                     children under the age of 21).

                   - Pension, profit sharing or other employee benefit plans of companies and their affiliates.

                   - Tax-exempt organizations.

                   - Groups organized for a purpose other than to buy mutual
                     fund shares.

                   COMBINED PURCHASE PRIVILEGE. You also will have the benefit of reduced sales charges by combining purchases of Class A shares of a Portfolio in a single transaction with purchases of Class A shares of other Multi-Class Funds and shares of FSC Funds.

                   RIGHT OF ACCUMULATION. You also may benefit from a reduction of sales charges if the cumulative net asset value of Class A shares of the Portfolio purchased in a single transaction, together with shares of other funds you currently own which were previously purchased at a price including a front-end sales charge (including shares acquired through reinvestment of distributions), amounts to $25,000 or more. Also, if you have a cumulative net asset value of all your Class A and Class D shares equal to at least $5 million (or $25 million for certain employee benefit plans), you are eligible to purchase Class D shares of any fund subject to the Fund's minimum initial investment requirement.

                   You must notify your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative (or Morgan Stanley Dean Witter Trust FSB if you purchase directly through a Portfolio), at the time a purchase order is placed, that the purchase qualifies for the reduced sales charge under the Right of Accumulation. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Dean Witter Reynolds or other authorized dealer of Fund shares or the Fund's transfer agent does not confirm your represented holdings.

                   LETTER OF INTENT. The schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "letter of intent." A letter of intent provides for the purchase of Class A shares of a Portfolio or other Multi-Class Funds or shares of FSC Funds within a thirteen-month period. The initial purchase under a letter of intent must be at least 5% of the stated investment goal. To determine the applicable sales charge reduction, you may also include: (1) the cost of shares of other Morgan Stanley Dean Witter Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the distributor receiving the letter of intent, and
                   (2) the cost of shares of other funds you currently own acquired in exchange for shares of funds purchased during that period at a price including a front-end sales charge. You can obtain a letter of intent by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative or by calling
                   (800) 869-NEWS. If you do not achieve the stated investment goal within the thirteen-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment.

                   OTHER SALES CHARGE WAIVERS. In addition to investments of $1 million or more, your purchase of Class A shares is not subject to a front-end sales charge (or CDSC upon sale) if your account qualifies under one of the following categories:

                   - A trust for which Morgan Stanley Dean Witter Trust FSB
                     provides discretionary trustee services.

                   - Persons participating in a fee-based investment program
                     (subject to all of its terms and conditions, including termination fees, mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services.

                   - Qualified state tuition plans described in Section 529 of the Internal Revenue Code (subject to all applicable terms and conditions) and certain other investment programs that do not charge an asset-based fee and have been approved by the Fund's distributor.

                   - Employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which Morgan Stanley Dean Witter Trust FSB serves as trustee or Morgan Stanley Dean Witter's Retirement Plan Services serves as recordkeeper under a written Recordkeeping Services Agreement ("MSDW Eligible Plans") which have at least 200 eligible employees.

                   - An MSDW Eligible Plan whose Class B shares have converted to Class A shares, regardless of the plan's asset size or number of eligible employees.

[Sidebar]
CONTINGENT DEFERRED SALES CHARGE OR CDSC

A fee you pay when you sell shares of certain Morgan Stanley Dean Witter Funds purchased without an initial sales charge. This fee declines the longer you hold your shares as set forth in the table.
[End Sidebar]

                   - A client of a Morgan Stanley Dean Witter Financial Advisor who joined us from another investment firm within six months prior to the date of purchase of Portfolio shares, and you used the proceeds from the sale of shares of a proprietary mutual fund of that Financial Advisor's previous firm that imposed either a front-end or deferred sales charge to purchase Class A shares, provided that:
                     (1) you sold the shares not more than 60 days prior to the purchase of Portfolio shares, and (2) the sale proceeds were maintained in the interim in cash or a money market fund.

                   - Current or retired Directors/Trustees of the Morgan Stanley
                     Dean Witter Funds, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

                   - Current or retired directors, officers and employees of
                     Morgan Stanley Dean Witter & Co. and any of its subsidiaries, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

                   CLASS B SHARES Class B shares of each Portfolio are offered at net asset value with no initial sales charge but are subject to a contingent deferred sales charge, or CDSC, as set forth in the table below. For the purpose of calculating the CDSC, shares are deemed to have been purchased on the last day of the month during which they were purchased.

                            YEAR SINCE PURCHASE PAYMENT MADE           CDSC AS A PERCENTAGE OF AMOUNT REDEEMED
                            ------------------------------------------------------------------------------------
                             First                                                       5.0%
                            ------------------------------------------------------------------------------------
                             Second                                                      4.0%
                            ------------------------------------------------------------------------------------
                             Third                                                       3.0%
                            ------------------------------------------------------------------------------------
                             Fourth                                                      2.0%
                            ------------------------------------------------------------------------------------
                             Fifth                                                       2.0%
                            ------------------------------------------------------------------------------------
                             Sixth                                                       1.0%
                            ------------------------------------------------------------------------------------
                             Seventh and thereafter                                     None
                            ------------------------------------------------------------------------------------

                   Each time you place an order to sell or exchange shares, shares with no CDSC will be sold or exchanged first, then shares with the lowest CDSC will be sold or exchanged next. For any shares subject to a CDSC, the CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being sold.

                   CDSC WAIVERS. A CDSC, if otherwise applicable, will be waived in the case of:

                   - Sales of shares held at the time you die or become disabled
                     (within the definition in Section 72(m)(7) of the Internal Revenue Code which relates to the ability to engage in gainful employment), if the shares are: (i) registered either in your name (not a trust) or in the names of you and your spouse as joint tenants with right of survivorship; or (ii) held in a qualified corporate or self-employed retirement plan, IRA or 403(b) Custodial Account, provided in either case that the sale is requested within one year of your death or initial determination of disability.

                   - Sales in connection with the following retirement plan
                     "distributions:" (i) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (ii) distributions from an IRA or 403(b) Custodial Account following attainment of age 59 1/2; or (iii) a tax-free return of an excess IRA contribution (a "distribution" does not include a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee).

                   - Sales of shares held for you as a participant in an MSDW
                     Eligible Plan.

                   - Sales of shares in connection with the Systematic
                     Withdrawal Plan of up to 12% annually of the value of each fund from which plan sales are made. The percentage is determined on the date you establish the Systematic Withdrawal Plan and based on the next calculated share price. You may have this CDSC waiver applied in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC. If you suspend your participation in the plan, you may later resume plan payments without requiring a new determination of the account value for the 12% CDSC waiver.

                   - Sales of shares if you simultaneously invest the proceeds in the Investment Manager's mutual fund asset allocation program, pursuant to which investors pay an asset-based fee. Any shares you acquire in connection with the Investment Manager's mutual fund asset allocation program are subject to all of the terms and conditions of that program, including termination fees, mandatory sale or transfer restrictions on termination.

                   All waivers will be granted only following the Fund's distributor receiving confirmation of your entitlement. If you believe you are eligible for a CDSC waiver, please contact your Financial Advisor or call (800) 869-NEWS.

                   DISTRIBUTION FEE. Class B shares are subject to an annual 12b-1 fee of 1.0% of the average daily net assets of Class B shares.

                   CONVERSION FEATURE. After ten (10) years, Class B shares will convert automatically to Class A shares of a Portfolio with no initial sales charge. The ten year period runs from the last day of the month in which the shares were purchased, or in the case of Class B shares acquired through an exchange, from the last day of the month in which the original Class B shares were purchased; the shares will convert to Class A shares based on their relative net asset values in the month following the ten year period. At the same time, an equal proportion of Class B shares acquired through automatically reinvested distributions will convert to Class A shares on the same basis. (Class B shares acquired in exchange for shares of another Morgan Stanley Dean Witter Fund originally purchased before May 1, 1997, however, will convert to Class A shares in May 2007.)

                   In the case of Class B shares held in an MSDW Eligible Plan, the plan is treated as a single investor and all Class B shares will convert to Class A shares on the conversion date of the Class B shares of a Morgan Stanley Dean Witter Fund purchased by that plan.

                   Currently, the Class B share conversion is not a taxable event; the conversion feature may be cancelled if it is deemed a taxable event in the future by the Internal Revenue Service.

                   If you exchange your Class B shares for shares of a Money Market Fund, a No-Load Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, the holding period for conversion is frozen as of the last day of the month of the exchange and resumes on the last day of the month you exchange back into Class B shares.

                   EXCHANGING SHARES SUBJECT TO A CDSC. There are special considerations when you exchange Portfolio shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of a Fund that does NOT charge a CDSC WILL NOT BE COUNTED. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into a Fund that does not charge a CDSC.

                   For example, if you held Class B shares of a Portfolio for one year, exchanged to Class B of another Morgan Stanley Dean Witter Multi-Class Fund for another year, then sold your shares, a CDSC rate of 4% would be imposed on the shares based on a two year holding period -- one year for each fund. However, if you had exchanged the shares of the Portfolio for a Money Market Fund (which does not charge a CDSC) instead of the Multi-Class Fund, then sold your shares, a CDSC rate of 5% would be imposed on the shares based on a one year holding period. The one year in the Money Market Fund would not be counted. Nevertheless, if shares subject to a CDSC are exchanged for a Fund that does not charge a CDSC, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees, if any, you paid on those shares while in that fund up to the amount of any applicable CDSC.

                   In addition, shares that are exchanged into or from a Morgan Stanley Dean Witter Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into a fund with a lower CDSC rate.

                   CLASS C SHARES Class C shares of each Portfolio are sold at net asset value with no initial sales charge but are subject to a CDSC of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares.

                   DISTRIBUTION FEE. Class C shares are subject to an annual distribution (12b-1) fee of up to 1.0% of the average daily net assets of that Class. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares. Unlike Class B shares, Class C shares have no conversion feature and, accordingly, an investor that purchases Class C shares may be subject to distribution (12b-1) fees applicable to Class C shares for an indefinite period.

                   CLASS D SHARES Class D shares of each Portfolio are offered without any sales charge on purchases or sales and without any distribution (12b-1) fee. Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for MSDW Eligible Plans) and the following investor categories:

                   - Investors participating in the Investment Manager's mutual fund asset allocation program (subject to all of its terms and conditions, including termination fees, mandatory sale or transfer restrictions on termination) pursuant to which they pay an asset-based fee.

                   - Persons participating in a fee-based investment program
                     (subject to all of its terms and conditions, including termination fees, mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services.

                   - Certain investment programs that do not charge an
                     asset-based fee and have been approved by the Fund's distributor. However, Class D shares are not offered for investments made through Section 529 plans (regardless of the size of the investment).

                   - Employee benefit plans maintained by Morgan Stanley Dean
                     Witter & Co. or any of its subsidiaries for the benefit of certain employees of Morgan Stanley Dean Witter & Co. and its subsidiaries.

                   - Certain unit investment trusts sponsored by Dean Witter
                     Reynolds.

                   - Certain other open-end investment companies whose shares are distributed by the Fund's distributor.

                   - Investors who were shareholders of the Dean Witter
                     Retirement Series on September 11, 1998 for additional purchases for their former Dean Witter Retirement Series accounts.

                   MEETING CLASS D ELIGIBILITY MINIMUMS. To meet the $5 million ($25 million for certain MSDW Eligible Plans) initial investment to qualify to purchase Class D shares you may combine: (1) purchases in a single transaction of Class D shares of a Portfolio and other Morgan Stanley Dean Witter Multi-Class Funds; and/or (2) previous purchases of Class A and Class D shares of Multi-Class Funds and shares of FSC Funds you currently own, along with shares of Morgan Stanley Dean Witter Funds you currently own that you acquired in exchange for those shares.

                   NO SALES CHARGES FOR REINVESTED CASH DISTRIBUTIONS If you receive a cash payment representing an income dividend or capital gain and you reinvest that amount in the applicable Class of shares by returning the check within 30 days of the payment date, the purchased shares would not be subject to an initial sales charge or CDSC.

                   PLAN OF DISTRIBUTION (RULE 12B-1 FEES) The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940 with respect to the distribution of Class A, Class B and Class C shares of each Portfolio. The Plan allows each Portfolio to pay distribution fees for the sale and distribution of these shares. It also allows each Portfolio to pay for services to shareholders of Class A, Class B and Class C shares. Because these fees are paid out of each Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment in these Classes and may cost you more than paying other types of sales charges.

FINANCIAL HIGHLIGHTS - DOMESTIC PORTFOLIO

        The financial highlights table is intended to help you understand the Domestic Portfolio's financial performance for the periods indicated. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions).

        The information for the fiscal year ended September 30, 2000 has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request. The financial highlights for the fiscal year ended September 30, 1999 and all periods presented prior thereto have been audited by other independent accountants.

                                                                                 DOMESTIC PORTFOLIO++
                                                                         ------------------------------------
            YEARS ENDED SEPTEMBER 30,                                     2000           1999          1998*
            -------------------------------------------------------------------------------------------------

             CLASS A SHARES
            -------------------------------------------------------------------------------------------------

             SELECTED PER SHARE DATA:
            -------------------------------------------------------------------------------------------------
             Net asset value, beginning of period                        $11.54         $ 9.72         $10.00
            -------------------------------------------------------------------------------------------------
             INCOME (LOSS) FROM INVESTMENT OPERATIONS:
                Net investment income                                      0.38           0.46           0.21
                Net realized and unrealized gain (loss)                    1.83           1.93          (0.44)
                                                                         ------         ------         ------
             Total from investment operations                              2.21           2.39          (0.23)
            -------------------------------------------------------------------------------------------------
             LESS DIVIDENDS AND DISTRIBUTIONS FROM:
                Dividends to shareholders                                 (0.29)         (0.36)         (0.05)
                Distributions to shareholders                             (1.09)         (0.21)            --
                                                                         ------         ------         ------
             Total dividends and distributions                            (1.38)         (0.57)         (0.05)
            -------------------------------------------------------------------------------------------------
             Net asset value, end of period                              $12.37         $11.54         $ 9.72
            -------------------------------------------------------------------------------------------------

             TOTAL RETURN+                                                20.16%         25.00%         (2.33)%(1)
            -------------------------------------------------------------------------------------------------

             RATIOS TO AVERAGE NET ASSETS (AFTER EXPENSES WERE
            ASSUMED):(3)(4)
            -------------------------------------------------------------------------------------------------
             Expenses                                                      0.24%          0.23%          0.22 %(2)
            -------------------------------------------------------------------------------------------------
             Net investment income                                         3.35%          3.92%          2.21 %(2)
            -------------------------------------------------------------------------------------------------

             RATIOS TO AVERAGE NET ASSETS (BEFORE EXPENSES WERE
            ASSUMED):(3)(4)
            -------------------------------------------------------------------------------------------------
             Expenses                                                      0.67%          0.67%          1.15 %(2)
            -------------------------------------------------------------------------------------------------
             Net investment income                                         2.92%          3.48%          1.28 %(2)
            -------------------------------------------------------------------------------------------------

             SUPPLEMENTAL DATA:
            -------------------------------------------------------------------------------------------------
             Net assets, end of period, in thousands                     $1,493         $1,097         $1,359
            -------------------------------------------------------------------------------------------------
             Portfolio turnover rate                                        434%           295%           227 %(1)
            -------------------------------------------------------------------------------------------------

   * For the period November 25, 1997 (commencement of operations) through
   September 30, 1998.
   ++ The per share amounts were computed using an average number of shares outstanding during the period.
   + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
   (1) Not annualized.
   (2) Annualized.
   (3) Does not include any expenses incurred as a result of investment in the
   Underlying Funds.
   (4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                                  DOMESTIC PORTFOLIO++
                                                                         ---------------------------------------
            YEARS ENDED SEPTEMBER 30                                      2000            1999            1998*
            ----------------------------------------------------------------------------------------------------

             CLASS B SHARES
            ----------------------------------------------------------------------------------------------------

             SELECTED PER SHARE DATA:
            ----------------------------------------------------------------------------------------------------
             Net asset value, beginning of period                         $11.46          $ 9.67          $10.00
            ----------------------------------------------------------------------------------------------------
             INCOME (LOSS) FROM INVESTMENT OPERATIONS:
                Net investment income                                       0.30            0.35            0.14
                Net realized and unrealized gain (loss)                     1.81            1.94           (0.42)
                                                                         -------         -------         -------
             Total from investment operations                               2.11            2.29           (0.28)
            ----------------------------------------------------------------------------------------------------
             LESS DIVIDENDS AND DISTRIBUTIONS FROM:
                Dividends to shareholders                                  (0.20)          (0.29)          (0.05)
                Distributions to shareholders                              (1.09)          (0.21)             --
                                                                         -------         -------         -------
             Total dividends and distributions                             (1.29)          (0.50)          (0.05)
            ----------------------------------------------------------------------------------------------------
             Net asset value, end of period                               $12.28          $11.46          $ 9.67
            ----------------------------------------------------------------------------------------------------

             TOTAL RETURN+                                                 19.29%          23.96%          (2.83)%(1)
            ----------------------------------------------------------------------------------------------------

             RATIOS TO AVERAGE NET ASSETS (AFTER EXPENSES WERE
            ASSUMED):(3)(4)
            ----------------------------------------------------------------------------------------------------
             Expenses                                                       1.00%           1.00%           0.92 %(2)
            ----------------------------------------------------------------------------------------------------
             Net investment income                                          2.59%           3.15%           1.51 %(2)
            ----------------------------------------------------------------------------------------------------

             RATIOS TO AVERAGE NET ASSETS (BEFORE EXPENSES WERE ASSUMED):(3)(4)
            ----------------------------------------------------------------------------------------------------
             Expenses                                                       1.43%           1.44%           1.90 %(2)
            ----------------------------------------------------------------------------------------------------
             Net investment income                                          2.16%           2.71%           0.53 %(2)
            ----------------------------------------------------------------------------------------------------

             SUPPLEMENTAL DATA:
            ----------------------------------------------------------------------------------------------------
             Net assets, end of period, in thousands                     $28,974         $26,007         $24,338
            ----------------------------------------------------------------------------------------------------
             Portfolio turnover rate                                         434%            295%            227 %(1)
            ----------------------------------------------------------------------------------------------------

   * For the period November 25, 1997 (commencement of operations) through
   September 30, 1998.
   ++ The per share amounts were computed using an average number of shares outstanding during the period.
   + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
   (1) Not annualized.
   (2) Annualized.
   (3) Does not include any expenses incurred as a result of investment in the
   Underlying Funds.
   (4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                                  DOMESTIC PORTFOLIO++
                                                                         --------------------------------------
            YEARS ENDED SEPTEMBER 30                                      2000           1999           1998*
            ---------------------------------------------------------------------------------------------------
             CLASS C SHARES
            ---------------------------------------------------------------------------------------------------

             SELECTED PER SHARE DATA:
            ---------------------------------------------------------------------------------------------------
             Net asset value, beginning of period                        $11.52         $ 9.67          $10.00
            ---------------------------------------------------------------------------------------------------
             INCOME (LOSS) FROM INVESTMENT OPERATIONS:
                Net investment income                                      0.31           0.40            0.13
                Net realized and unrealized gain (loss)                    1.80           1.94           (0.41)
                                                                         ------         ------          ------
             Total from investment operations                              2.11           2.34           (0.28)
            ---------------------------------------------------------------------------------------------------
             LESS DIVIDENDS AND DISTRIBUTIONS FROM:
                Dividends to shareholders                                 (0.25)         (0.28)          (0.05)
                Distributions to shareholders                             (1.09)         (0.21)             --
                                                                         ------         ------          ------
             Total dividends and distributions                            (1.34)         (0.49)          (0.05)
            ---------------------------------------------------------------------------------------------------
             Net asset value, end of period                              $12.29         $11.52          $ 9.67
            ---------------------------------------------------------------------------------------------------

             TOTAL RETURN+                                                19.23%         24.55%          (2.83)%(1)
            ---------------------------------------------------------------------------------------------------

             RATIOS TO AVERAGE NET ASSETS (AFTER EXPENSES WERE
            ASSUMED):(3)(4)
            ---------------------------------------------------------------------------------------------------
             Expenses                                                      1.00%          0.54%           0.92 %(2)
            ---------------------------------------------------------------------------------------------------
             Net investment income                                         2.59%          3.61%           1.51 %(2)
            ---------------------------------------------------------------------------------------------------

             RATIOS TO AVERAGE NET ASSETS (BEFORE EXPENSES WERE
            ASSUMED):(3)(4)
            ---------------------------------------------------------------------------------------------------
             Expenses                                                      1.43%          0.98%           1.90 %(2)
            ---------------------------------------------------------------------------------------------------
             Net investment income                                         2.16%          3.17%           0.53 %(2)
            ---------------------------------------------------------------------------------------------------

             SUPPLEMENTAL DATA:
            ---------------------------------------------------------------------------------------------------
             Net assets, end of period, in thousands                     $1,954         $1,364          $1,702
            ---------------------------------------------------------------------------------------------------
             Portfolio turnover rate                                        434%           295%            227 %(1)
            ---------------------------------------------------------------------------------------------------

   * For the period November 25, 1997 (commencement of operations) through
   September 30, 1998.
   ++ The per share amounts were computed using an average number of shares outstanding during the period.
   + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
   (1) Not annualized.
   (2) Annualized.
   (3) Does not include any expenses incurred as a result of investment in the
   Underlying Funds.
   (4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                                  DOMESTIC PORTFOLIO++
                                                                         --------------------------------------
            YEARS ENDED SEPTEMBER 30                                      2000           1999           1998*
            ---------------------------------------------------------------------------------------------------

             CLASS D SHARES
            ---------------------------------------------------------------------------------------------------

             SELECTED PER SHARE DATA:
            ---------------------------------------------------------------------------------------------------
             Net asset value, beginning of period                        $11.56         $ 9.74          $10.00
            ---------------------------------------------------------------------------------------------------
             INCOME (LOSS) FROM INVESTMENT OPERATIONS:
                Net investment income                                      0.48           0.46            0.22
                Net realized and unrealized gain (loss)                    1.75           1.96           (0.43)
                                                                         ------         ------          ------
             Total from investment operations                              2.23           2.42           (0.21)
            ---------------------------------------------------------------------------------------------------
             LESS DIVIDENDS AND DISTRIBUTIONS FROM:
                Dividends to shareholders                                 (0.31)         (0.39)          (0.05)
                Distributions to shareholders                             (1.09)         (0.21)             --
                                                                         ------         ------          ------
             Total dividends and distributions                            (1.40)         (0.60)          (0.05)
            ---------------------------------------------------------------------------------------------------
             Net asset value, end of period                              $12.39         $11.56          $ 9.74
            ---------------------------------------------------------------------------------------------------

             TOTAL RETURN+                                                20.39%         25.28%          (2.13)%(1)
            ---------------------------------------------------------------------------------------------------

             RATIOS TO AVERAGE NET ASSETS (AFTER EXPENSES WERE
            ASSUMED):(3)(4)
            ---------------------------------------------------------------------------------------------------
             Expenses                                                        --             --              --
            ---------------------------------------------------------------------------------------------------
             Net investment income                                         3.59%          4.15%           2.43 %(2)
            ---------------------------------------------------------------------------------------------------

             RATIOS TO AVERAGE NET ASSETS (BEFORE EXPENSES WERE
            ASSUMED):(3)(4)
            ---------------------------------------------------------------------------------------------------
             Expenses                                                      0.43%          0.44%           0.90 %(2)
            ---------------------------------------------------------------------------------------------------
             Net investment income                                         3.16%          3.71%           1.53 %(2)
            ---------------------------------------------------------------------------------------------------

             SUPPLEMENTAL DATA:
            ---------------------------------------------------------------------------------------------------
             Net assets, end of period, in thousands                        $37            $15             $12
            ---------------------------------------------------------------------------------------------------
             Portfolio turnover rate                                        434%           295%            227 %(1)
            ---------------------------------------------------------------------------------------------------

   * For the period November 25, 1997 (commencement of operations) through
   September 30, 1998.
   ++ The per share amounts were computed using an average number of shares outstanding during the period.
   + Calculated based on the net asset value as of the last business day of the period.
   (1) Not annualized.
   (2) Annualized.
   (3) Does not include any expenses incurred as a result of investment in the
   Underlying Funds.
   (4) Reflects overall Fund ratios for investment income and non-class specific expenses.

FINANCIAL HIGHLIGHTS - INTERNATIONAL PORTFOLIO

        The financial highlights table is intended to help you understand the International Portfolio's financial performance for the periods indicated. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions).

        The information for the fiscal year ended September 30, 2000 has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request. The financial highlights for the fiscal year ended September 30, 1999 and all periods presented prior thereto have been audited by other independent accountants.

                                                                              INTERNATIONAL PORTFOLIO++
                                                                         ------------------------------------
            YEARS ENDED SEPTEMBER 30                                      2000           1999          1998*
            -------------------------------------------------------------------------------------------------

             CLASS A SHARES
            -------------------------------------------------------------------------------------------------

             SELECTED PER SHARE DATA:
            -------------------------------------------------------------------------------------------------
             Net asset value, beginning of period                        $12.74         $ 9.08         $10.00
            -------------------------------------------------------------------------------------------------
             INCOME (LOSS) FROM INVESTMENT OPERATIONS:
                Net investment income (loss)                               0.03           0.10           0.05
                Net realized and unrealized gain (loss)                    0.85           3.56          (0.88)
                                                                         ------         ------         ------
             Total from investment operations                              0.88           3.66          (0.83)
            -------------------------------------------------------------------------------------------------
             LESS DIVIDENDS AND DISTRIBUTIONS FROM:
                Dividends to shareholders                                 (0.04)            --          (0.09)
                Distributions to shareholders                             (0.99)            --             --
                                                                         ------         ------         ------
             Total dividends and distributions                            (1.03)            --          (0.09)
            -------------------------------------------------------------------------------------------------
             Net asset value, end of period                              $12.59         $12.74         $ 9.08
            -------------------------------------------------------------------------------------------------

             TOTAL RETURN+                                                 6.19 %        40.31 %        (8.36)%(1)
            -------------------------------------------------------------------------------------------------

             RATIOS TO AVERAGE NET ASSETS (AFTER EXPENSES WERE
            ASSUMED):(3)(4)
            -------------------------------------------------------------------------------------------------
             Expenses                                                      0.24 %         0.24 %         0.25 %(2)
            -------------------------------------------------------------------------------------------------
             Net investment income (loss)                                  0.12 %         0.91 %         1.01 %(2)
            -------------------------------------------------------------------------------------------------

             RATIOS TO AVERAGE NET ASSETS (BEFORE EXPENSES WERE
            ASSUMED):(3)(4)
            -------------------------------------------------------------------------------------------------
             Expenses                                                      0.60 %         1.34 %         6.16 %(2)
            -------------------------------------------------------------------------------------------------
             Net investment income (loss)                                 (0.24)%        (0.19)%        (4.90)%(2)
            -------------------------------------------------------------------------------------------------

             SUPPLEMENTAL DATA:
            -------------------------------------------------------------------------------------------------
             Net assets, end of period, in thousands                     $3,366         $1,074           $596
            -------------------------------------------------------------------------------------------------
             Portfolio turnover rate                                         85 %          154 %          135 %(1)
            -------------------------------------------------------------------------------------------------

   * For the period November 25, 1997 (commencement of operations) through
   September 30, 1998.
   ++ The per share amounts were computed using an average number of shares outstanding during the period.
   + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
   (1) Not annualized.
   (2) Annualized.
   (3) Does not include any expenses incurred as a result of investment in the
   Underlying Funds.
   (4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                               INTERNATIONAL PORTFOLIO++
                                                                         -------------------------------------
            YEARS ENDED SEPTEMBER 30                                      2000            1999          1998*
            --------------------------------------------------------------------------------------------------
             CLASS B SHARES
            --------------------------------------------------------------------------------------------------

             SELECTED PER SHARE DATA:
            --------------------------------------------------------------------------------------------------
             Net asset value, beginning of period                        $ 12.56         $ 9.03         $10.00
            --------------------------------------------------------------------------------------------------
             INCOME (LOSS) FROM INVESTMENT OPERATIONS:
                Net investment income (loss)                               (0.08)          0.02           0.03
                Net realized and unrealized gain (loss)                     0.86           3.51          (0.91)
                                                                         -------         ------         ------
             Total from investment operations                               0.78           3.53          (0.88)
            --------------------------------------------------------------------------------------------------
             LESS DIVIDENDS AND DISTRIBUTIONS FROM:
                Dividends to shareholders                                  (0.01)            --          (0.09)
                Distributions to shareholders                              (0.99)            --             --
                                                                         -------         ------         ------
             Total dividends and distributions                             (1.00)            --          (0.09)
            --------------------------------------------------------------------------------------------------
             Net asset value, end of period                              $ 12.34         $12.56         $ 9.03
            --------------------------------------------------------------------------------------------------

             TOTAL RETURN+                                                  5.48 %        39.09 %        (8.87)%(1)
            --------------------------------------------------------------------------------------------------

             RATIOS TO AVERAGE NET ASSETS (AFTER EXPENSES WERE
            ASSUMED):(3)(4)
            --------------------------------------------------------------------------------------------------
             Expenses                                                       1.00 %         1.00 %         0.94 %(2)
            --------------------------------------------------------------------------------------------------
             Net investment income (loss)                                  (0.64)%         0.15 %         0.32 %(2)
            --------------------------------------------------------------------------------------------------

             RATIOS TO AVERAGE NET ASSETS (BEFORE EXPENSES WERE
            ASSUMED):(3)(4)
            --------------------------------------------------------------------------------------------------
             Expenses                                                       1.36 %         2.10 %         6.91 %(2)
            --------------------------------------------------------------------------------------------------
             Net investment income (loss)                                  (1.00)%        (0.95)%        (5.65)%(2)
            --------------------------------------------------------------------------------------------------

             SUPPLEMENTAL DATA:
            --------------------------------------------------------------------------------------------------
             Net assets, end of period, in thousands                     $43,697         $6,615         $3,241
            --------------------------------------------------------------------------------------------------
             Portfolio turnover rate                                          85 %          154 %          135 %(1)
            --------------------------------------------------------------------------------------------------

   * For the period November 25, 1997 (commencement of operations) through
   September 30, 1998.
   ++ The per share amounts were computed using an average number of shares outstanding during the period.
   + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
   (1) Not annualized.
   (2) Annualized.
   (3) Does not include any expenses incurred as a result of investment in the
   Underlying Funds.
   (4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              INTERNATIONAL PORTFOLIO++
                                                                         ------------------------------------
            YEARS ENDED SEPTEMBER 30                                      2000           1999          1998*
            -------------------------------------------------------------------------------------------------
             CLASS C SHARES
            -------------------------------------------------------------------------------------------------

             SELECTED PER SHARE DATA:
            -------------------------------------------------------------------------------------------------
             Net asset value, beginning of period                        $12.61         $ 9.03         $10.00
            -------------------------------------------------------------------------------------------------
             INCOME (LOSS) FROM INVESTMENT OPERATIONS:
                Net investment income (loss)                              (0.08)          0.07           0.04
                Net realized and unrealized gain (loss)                    0.86           3.51          (0.92)
                                                                         ------         ------         ------
             Total from investment operations                              0.78           3.58          (0.88)
            -------------------------------------------------------------------------------------------------
             LESS DIVIDENDS AND DISTRIBUTIONS FROM:
                Dividends to shareholders                                 (0.03)            --          (0.09)
                Distributions to shareholders                             (0.99)            --             --
                                                                         ------         ------         ------
             Total dividends and distributions                            (1.02)            --          (0.09)
            -------------------------------------------------------------------------------------------------
             Net asset value, end of period                              $12.37         $12.61         $ 9.03
            -------------------------------------------------------------------------------------------------

             TOTAL RETURN+                                                 5.46 %        39.65 %        (8.87)%(1)
            -------------------------------------------------------------------------------------------------

             RATIOS TO AVERAGE NET ASSETS (AFTER EXPENSES WERE
            ASSUMED):(3)(4)
            -------------------------------------------------------------------------------------------------
             Expenses                                                      1.00 %         0.77 %         0.92 %(2)
            -------------------------------------------------------------------------------------------------
             Net investment income (loss)                                 (0.64)%         0.38 %         0.34 %(2)
            -------------------------------------------------------------------------------------------------

             RATIOS TO AVERAGE NET ASSETS (BEFORE EXPENSES WERE
            ASSUMED):(3)(4)
            -------------------------------------------------------------------------------------------------
             Expenses                                                      1.36 %         1.87 %         6.91 %(2)
            -------------------------------------------------------------------------------------------------
             Net investment income (loss)                                 (1.00)%        (0.72)%        (5.65)%(2)
            -------------------------------------------------------------------------------------------------

             SUPPLEMENTAL DATA:
            -------------------------------------------------------------------------------------------------
             Net assets, end of period, in thousands                     $4,246           $442           $105
            -------------------------------------------------------------------------------------------------
             Portfolio turnover rate                                         85 %          154 %          135 %(1)
            -------------------------------------------------------------------------------------------------

   * For the period November 25, 1997 (commencement of operations) through
   September 30, 1998.
   ++ The per share amounts were computed using an average number of shares outstanding during the period.
   + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
   (1) Not annualized.
   (2) Annualized.
   (3) Does not include any expenses incurred as a result of investment in the
   Underlying Funds.
   (4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                               INTERNATIONAL PORTFOLIO++
                                                                         -------------------------------------
            YEARS ENDED SEPTEMBER 30                                      2000            1999          1998*
            --------------------------------------------------------------------------------------------------
             CLASS D SHARES
            --------------------------------------------------------------------------------------------------

             SELECTED PER SHARE DATA:
            --------------------------------------------------------------------------------------------------
             Net asset value, beginning of period                         $12.78         $ 9.09         $10.00
            --------------------------------------------------------------------------------------------------
             INCOME (LOSS) FROM INVESTMENT OPERATIONS:
                Net investment income (loss)                                0.04           0.23           0.14
                Net realized and unrealized gain (loss)                     0.89           3.46          (0.96)
                                                                         -------         ------         ------
             Total from investment operations                               0.93           3.69          (0.82)
            --------------------------------------------------------------------------------------------------
             LESS DIVIDENDS AND DISTRIBUTIONS FROM:
                Dividends to shareholders                                  (0.06)            --          (0.09)
                Distributions to shareholders                              (0.99)            --             --
                                                                         -------         ------         ------
             Total dividends and distributions                             (1.05)            --          (0.09)
            --------------------------------------------------------------------------------------------------
             Net asset value, end of period                               $12.66         $12.78         $ 9.09
            --------------------------------------------------------------------------------------------------

             TOTAL RETURN+                                                  6.56%         40.59%         (8.26)%(1)
            --------------------------------------------------------------------------------------------------

             RATIOS TO AVERAGE NET ASSETS (AFTER EXPENSES WERE
            ASSUMED):(3)(4)
            --------------------------------------------------------------------------------------------------
             Expenses                                                         --             --             --
            --------------------------------------------------------------------------------------------------
             Net investment income (loss)                                   0.36%          1.15%          1.26 %(2)
            --------------------------------------------------------------------------------------------------

             RATIOS TO AVERAGE NET ASSETS (BEFORE EXPENSES WERE
            ASSUMED):(3)(4)
            --------------------------------------------------------------------------------------------------
             Expenses                                                       0.36%          1.10%          5.91 %(2)
            --------------------------------------------------------------------------------------------------
             Net investment income (loss)                                   0.00%          0.05%         (4.65)%(2)
            --------------------------------------------------------------------------------------------------

             SUPPLEMENTAL DATA:
            --------------------------------------------------------------------------------------------------
             Net assets, end of period, in thousands                     $43,645           $564            $11
            --------------------------------------------------------------------------------------------------
             Portfolio turnover rate                                          85%           154%           135 %(1)
            --------------------------------------------------------------------------------------------------

   * For the period November 25, 1997 (commencement of operations) through
   September 30, 1998.
   ++ The per share amounts were computed using an average number of shares outstanding during the period.
   + Calculated based on the net asset value as of the last business day of the period.
   (1) Not annualized.
   (2) Annualized.
   (3) Does not include any expenses incurred as a result of investment in the
   Underlying Funds.
   (4) Reflects overall Fund ratios for investment income and non-class specific expenses.

NOTES

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 56

MORGAN STANLEY DEAN WITTER
FAMILY OF FUNDS

        The Morgan Stanley Dean Witter Family of Funds offers investors a wide range of investment choices. Come on in and meet the family!

--------------------------------------------------------------------------------
 GROWTH FUNDS
--------------------------------

GROWTH FUNDS
Aggressive Equity Fund
American Opportunities Fund
Capital Growth Securities
Developing Growth Securities
Growth Fund
Market Leader Trust
Mid-Cap Equity Trust
New Discoveries Fund
Next Generation Trust
Small Cap Growth Fund
Special Value Fund
Tax-Managed Growth Fund
21st Century Trend Fund

THEME FUNDS
Financial Services Trust
Health Sciences Trust
Information Fund
Natural Resource Development Securities
Technology Fund

GLOBAL/INTERNATIONAL FUNDS
Competitive Edge Fund - "Best Ideas"
 Portfolio
European Growth Fund
Fund of Funds - International Portfolio
International Fund
International SmallCap Fund
Japan Fund
Latin American Growth Fund
Pacific Growth Fund

--------------------------------------------------------------------------------
 GROWTH & INCOME FUNDS
--------------------------------
Balanced Growth Fund
Balanced Income Fund
Convertible Securities Trust
Dividend Growth Securities
Equity Fund
Fund of Funds - Domestic Portfolio
Income Builder Fund
S&P 500 Index Fund
S&P 500 Select Fund
Strategist Fund
Total Market Index Fund
Total Return Trust
Value Fund
Value-Added Market Series/Equity Portfolio

THEME FUNDS
Real Estate Fund

Utilities Fund

GLOBAL FUNDS
Global Dividend Growth Securities
Global Utilities Fund

--------------------------------------------------------------------------------
 INCOME FUNDS
--------------------------------

GOVERNMENT INCOME FUNDS
Federal Securities Trust
Short-Term U.S. Treasury Trust
U.S. Government Securities Trust

DIVERSIFIED INCOME FUNDS
Diversified Income Trust

CORPORATE INCOME FUNDS
High Yield Securities
Intermediate Income Securities
Short-Term Bond Fund (NL)

GLOBAL INCOME FUNDS
North American Government Income Trust
World Wide Income Trust

TAX-FREE INCOME FUNDS
California Tax-Free Income Fund
Hawaii Municipal Trust (FSC)
Limited Term Municipal Trust (NL)
Multi-State Municipal Series Trust (FSC)
New York Tax-Free Income Fund
Tax-Exempt Securities Trust

--------------------------------------------------------------------------------
 MONEY MARKET FUNDS
--------------------------------

TAXABLE MONEY MARKET FUNDS
Liquid Asset Fund (MM)
U.S. Government Money Market Trust (MM)

TAX-FREE MONEY MARKET FUNDS
California Tax-Free Daily Income Trust (MM)
New York Municipal Money Market Trust (MM)
Tax-Free Daily Income Trust (MM)

There may be funds created after this PROSPECTUS was published. Please consult the inside back cover of a new fund's prospectus for its designation, e.g., Multi-Class Fund or Money Market Fund.

Unless otherwise noted, each listed Morgan Stanley Dean Witter Fund, except for North American Government Income Trust and Short-Term U.S. Treasury Trust, is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple Classes of shares. The other types of funds are: NL - No-Load (Mutual) Fund; MM - Money Market Fund; FSC - A mutual fund sold with a front-end sales charge and a distribution (12b-1) fee.

MORGAN STANLEY DEAN WITTER
FUND OF FUNDS

[Sidebar]
TICKER SYMBOLS:

DOMESTIC PORTFOLIO
-------------------
Class A:  DOFAX
-------------------
Class B:  DOFBX
-------------------
Class C:  DOFCX
-------------------
Class D:  DOFDX
-------------------

INTERNATIONAL PORTFOLIO
-------------------
Class A:  IOFAX
-------------------
Class B:  IOFBX
-------------------
Class C:  IOFCX
-------------------
Class D:  IOFDX
-------------------

[End Sidebar]

                   Additional information about each Portfolio's investments is available in the Fund's ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. In the Fund's ANNUAL REPORT, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year. The Fund's STATEMENT OF ADDITIONAL INFORMATION also provides additional information about each Portfolio and the Fund. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:

                                          (800) 869-NEWS

                   You also may obtain information about the Fund by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:

                                     www.msdwadvice.com/funds

                   Information about the Fund (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference
                   Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site (www.sec.gov), and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following Email address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

                          (THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS
                   811-8283)